UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23410

FROST FAMILY OF FUNDS

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of Principal Executive Offices, Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 1-877-713-7678

Date of fiscal year end: July 31, 2024

Date of reporting period: January 31, 2024

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Frost Family of Funds Semi- Annual Report JANUARY 31, 2024 FROST GROWTH EQUITY FUND FROST TOTAL RETURN BOND FUND FROST CREDIT FUND FROST LOW DURATION BOND FUND FROST MUNICIPAL BOND FUND Investment Adviser: Frost Investment Advisors, LLC

The Funds file their complete schedule of investments of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-PORT within sixty days after period end. The Funds’ Forms N-PORT are available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-71-FROST; and (ii) on the Commission’s website at https://www.sec.gov.

SECTOR WEIGHTINGS†

† Percentages are based on total investments.

Description	Shares	Value
COMMON STOCK§ — 98.9%

Communication Services — 11.9%
Alphabet, Cl A *	54,419	$7,624,102
Alphabet, Cl C *	47,058	6,672,824
Meta Platforms, Cl A *	18,228	7,111,472
Netflix *	3,934	2,219,209
Spotify Technology *	8,305	1,788,482

		25,416,089

Consumer Discretionary — 16.6%
Airbnb, Cl A *	9,233	1,330,845
Amazon.com *	97,603	15,147,986
Booking Holdings *	666	2,335,975
Chipotle Mexican Grill, Cl A *	1,400	3,372,278
Floor & Decor Holdings, Cl A *	6,249	628,399
Home Depot	8,579	3,028,044
Lululemon Athletica *	3,027	1,373,713
NIKE, Cl B	10,667	1,083,020
O’Reilly Automotive *	2,792	2,856,356
Starbucks	13,356	1,242,509
Tesla *	9,414	1,763,148
TJX	15,661	1,486,385

		35,648,658

Consumer Staples — 3.3%
Coca-Cola	26,063	1,550,488
Costco Wholesale	4,276	2,971,307
Monster Beverage *	47,733	2,626,269

		7,148,064

Energy — 0.6%
Hess	8,919	1,253,387

Financials — 8.6%
Cboe Global Markets	9,745	1,791,618
Mastercard, Cl A	13,850	6,221,836
Moody’s	8,023	3,145,337
Visa, Cl A	26,631	7,277,187

		18,435,978

Health Care — 13.2%
Abbott Laboratories	7,657	866,390
AbbVie	18,512	3,043,373
Boston Scientific *	38,054	2,407,296
Charles River Laboratories International *	4,246	918,325

Description	Shares	Value
Danaher	11,121	$2,668,039
Edwards Lifesciences *	13,467	1,056,756
Eli Lilly	11,361	7,334,775
Humana	3,990	1,508,459
Intuitive Surgical *	6,128	2,317,732
Merck	8,963	1,082,551
UnitedHealth Group	7,657	3,918,393
Zoetis, Cl A	6,638	1,246,683

		28,368,772

Industrials — 3.9%
Canadian Pacific Kansas City	30,035	2,416,916
Fortive	15,585	1,218,435
Uber Technologies *	44,409	2,898,576
Union Pacific	7,982	1,947,049

		8,480,976

Information Technology — 39.4%
Accenture, Cl A	3,622	1,317,973
Adobe *	6,400	3,953,792
Advanced Micro Devices *	20,562	3,448,042
Apple	94,783	17,477,985
Globant *	7,700	1,815,737
Intuit	2,800	1,767,724
Lam Research	303	250,027
Marvell Technology	33,542	2,270,794
Microsoft	72,825	28,953,763
NVIDIA	21,032	12,940,359
QUALCOMM	9,003	1,337,036
ServiceNow *	5,898	4,514,329
Snowflake, Cl A *	4,577	895,444
Workday, Cl A *	12,332	3,589,475

		84,532,480

Materials — 1.0%
Sherwin-Williams	7,112	2,164,750

Real Estate — 0.4%
American Tower ‡	4,009	784,361

Total Common Stock (Cost $84,768,537)		212,233,515

Total Investments — 98.9% (Cost $84,768,537)		$212,233,515

Percentages are based on Net Assets of $214,559,815.

*	Non-income producing security.
§	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust

As of January 31, 2024, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in the Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

1

SECTOR WEIGHTINGS †

U.S. Treasury Obligation		28.8%
Mortgage-Backed Security		22.5%
Corporate Obligation		22.2%
	Consumer Discretionary		3.8%
	Consumer Staples		0.3%
	Energy		6.0%
	Financials		7.8%
	Industrials		1.3%
	Information Technology		1.9%
	Materials		0.2%
	Real Estate		0.2%
	Utilities		0.7%
Asset-Backed Security		13.2%
Collateralized Loan
Obligation		6.9%
U.S. Government Agency
Obligation		2.1%
Common Stock		1.6%
Municipal Bond		1.5%
Repurchase Agreement		0.7%
Sovereign Debt		0.3%
Commercial Paper		0.2%

† Percentages are based on total investments.

Description	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 28.6%
U.S. Treasury Bonds
4.750%, 11/15/43	$5,000,000	$5,292,969
4.375%, 08/15/43	105,000,000	105,754,687
4.125%, 08/15/53	5,000,000	4,916,406
4.000%, 11/15/42 to 11/15/52	135,000,000	129,639,844
3.875%, 05/15/43	85,000,000	79,979,688
3.625%, 02/15/53	25,000,000	22,445,313
3.250%, 05/15/42	125,000,000	108,237,305
0.000%, 08/15/43 (A)	25,000,000	10,742,717
U.S. Treasury Notes
4.625%, 02/28/25	65,000,000	64,956,836
4.250%, 12/31/24	40,000,000	39,803,125
4.125%, 09/30/27	130,000,000	130,792,187
4.000%, 01/31/31	25,000,000	25,128,906
3.875%, 08/15/33	70,000,000	69,584,375
3.750%, 12/31/30	40,000,000	39,593,750

Total U.S. Treasury Obligations (Cost $848,506,652)		836,868,108

MORTGAGE-BACKED SECURITIES — 22.4%

Agency Mortgage-Backed Obligation — 11.8%
FHLMC
6.000%, 08/01/53 to 09/01/53	50,138,307	51,006,155
FHLMC STRIPS, Ser 2012-293, Cl IO, IO
4.000%, 11/15/32	454,868	40,861
FHLMC, Ser 2012-3996, Cl QL
4.000%, 02/15/42	4,943,292	4,705,342
FHLMC, Ser 2012-4029, Cl LI, IO
3.000%, 01/15/27	542,265	6,944
FHLMC, Ser 2012-4077, Cl AI, IO
3.000%, 01/15/27	83,511	44
FHLMC, Ser 2012-4106, Cl YI, IO
2.500%, 09/15/27	790,042	24,614

Description	Face Amount	Value
FHLMC, Ser 2012-4116, Cl MI, IO
4.000%, 10/15/42	$11,332,485	$1,525,409
FHLMC, Ser 2012-4116, Cl PI, IO
4.000%, 10/15/42	3,638,909	685,671
FHLMC, Ser 2012-4134, Cl BI, IO
2.500%, 11/15/27	2,252,262	70,032
FHLMC, Ser 2012-4136, Cl PI, IO
3.000%, 11/15/32	6,816,006	628,886
FHLMC, Ser 2012-4148, Cl LI, IO
2.500%, 12/15/27	1,639,618	53,963
FHLMC, Ser 2013-4213, Cl IG, IO
4.000%, 06/15/43	5,761,442	946,701
FHLMC, Ser 2014-4349, Cl KI, IO
3.000%, 04/15/33	3,308,747	169,578
FHLMC, Ser 2015-4457, Cl EI, IO
3.500%, 02/15/45	244,473	36,736
FHLMC, Ser 2017-4675, Cl VE
3.500%, 08/15/37	4,707,000	4,515,717
FHLMC, Ser 2019-4908, Cl AS, IO
0.641%, SOFR30A + 5.986%, 01/25/45 (B)	9,220,391	1,246,282
FHLMC, Ser 2021-5085, Cl IG, IO
2.500%, 03/25/51	20,361,311	2,577,039
FHLMC, Ser 2022-5202, Cl KI, IO
3.500%, 06/25/49	14,974,064	2,498,445
FNMA
6.500%, 11/01/53	45,369,777	46,458,270
6.000%, 09/01/53	19,752,207	19,914,823
5.500%, 05/01/44 to 01/01/54	23,099,994	23,245,658
5.000%, 07/01/53	19,842,263	19,592,007
4.500%, 08/01/41	1,853,540	1,844,518
3.000%, 11/01/46	3,710,146	3,314,801
2.180%, 01/01/27	5,000,000	4,688,152
FNMA STRIPS, Ser 2009-397, Cl 2, IO
5.000%, 09/25/39	1,032,482	186,840
FNMA STRIPS, Ser 2009-400, Cl 2, IO
4.500%, 11/25/39	784,921	124,666
FNMA STRIPS, Ser 2010-404, Cl 2, IO
4.500%, 05/25/40	1,435,489	250,833
FNMA STRIPS, Ser 2011-407, Cl 2, IO
4.000%, 03/25/41	1,430,256	232,441
FNMA STRIPS, Ser 2012-410, Cl C5, IO
3.500%, 05/25/27	1,683,956	43,083
FNMA STRIPS, Ser 2015-421, Cl C1, IO
3.000%, 05/25/30	1,678,600	107,908
FNMA, Ser 2011-103, Cl GI, IO
3.500%, 10/25/26	377,697	7,043
FNMA, Ser 2011-146, Cl AY
3.500%, 01/25/32	1,893,914	1,836,731
FNMA, Ser 2012-61, Cl KI, IO
4.000%, 12/25/41	2,435,757	165,820
FNMA, Ser 2012-68, Cl GY
3.000%, 07/25/32	5,000,000	4,725,559
FNMA, Ser 2013-104, Cl TI, IO
3.000%, 08/25/32	888,244	32,742

The accompanying notes are an integral part of the financial statements.

2

Description	Face Amount	Value
FNMA, Ser 2014-40, Cl GI, IO
3.000%, 06/25/33	$3,756,474	$345,784
FNMA, Ser 2017-52, Cl DI, IO
4.500%, 07/25/47	6,384,629	1,001,431
FNMA, Ser 2019-44, Cl CI, IO
4.000%, 08/25/59	5,325,008	1,103,323
FNMA, Ser 2019-44, Cl PI, IO
4.000%, 08/25/49	4,446,340	695,004
FNMA, Ser 2020-44, Cl MI, IO
2.500%, 01/25/57	11,942,132	1,894,557
GNMA, Ser 2013-170, Cl QI, IO
3.089%, 11/20/43 (B)	6,871,493	779,105
GNMA, Ser 2013-42, Cl MI, IO
3.500%, 04/20/41	183,176	883
GNMA, Ser 2013-62, Cl NI, IO
4.000%, 08/20/40	2,035,904	98,130
GNMA, Ser 2014-32, Cl CI, IO
4.000%, 03/20/43	1,800,075	132,797
GNMA, Ser 2014-44, Cl IO, IO
4.000%, 11/16/26	1,559,316	24,562
GNMA, Ser 2015-103, Cl CI, IO
4.000%, 07/20/45	9,603,032	1,550,925
GNMA, Ser 2015-17, Cl JI, IO
3.500%, 05/20/28	1,377,147	24,369
GNMA, Ser 2016-99, Cl ID, IO
4.500%, 04/16/44	14,086,201	3,045,809
GNMA, Ser 2017-137, Cl DI, IO
3.000%, 02/20/47	774,006	15,350
GNMA, Ser 2020-189, Cl IJ, IO
2.500%, 12/20/50	19,421,747	2,224,369
GNMA, Ser 2020-191, Cl CT
1.250%, 12/20/50	3,853,648	2,990,742
GNMA, Ser 2021-8, Cl IG, IO
2.500%, 01/20/51	26,011,732	3,262,979
GNMA, Ser 2022-182, Cl PO, PO
0.000%, 10/20/52 (A)(C)	33,565,299	23,968,017
GNMA, Ser 2023-122, Cl G
5.500%, 05/20/46	10,788,032	10,857,717
GNMA, Ser 2023-151, Cl PO, PO
0.000%, 10/20/53 (A)(C)	34,344,916	28,478,818
GNMA, Ser 2023-163, Cl B
6.000%, 02/20/48	21,790,162	22,461,992
GNMA, Ser 2023-163, Cl LB
6.000%, 02/20/48	10,000,000	10,335,359
GNMA, Ser 2023-59, Cl G
6.000%, 03/20/50	18,155,781	18,455,748
GNMA, Ser 2023-93, Cl B
5.500%, 12/20/44	12,525,975	12,664,591

		343,922,675

Commercial Mortgage-Backed Obligation — 7.0%
280 Park Avenue Mortgage Trust, Ser 280P, Cl F
8.467%, TSFR1M + 3.127%, 09/15/34 (B)(D)	12,500,000	11,248,752
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AJ
5.566%, 01/12/45 (B)	100,295	97,551
Benchmark Mortgage Trust, Ser 2020-B18, Cl E
2.250%, 07/15/53 (D)	8,000,000	4,036,394

Description	Face Amount	Value
Benchmark Mortgage Trust, Ser 2020-B21, Cl D
2.000%, 12/17/53 (D)	$13,000,000	$7,658,347
Benchmark Mortgage Trust, Ser 2020-IG3, Cl A4
2.437%, 09/15/48 (D)	10,000,000	8,153,188
BX Commercial Mortgage Trust, Ser 2020-VIV3, Cl B
3.662%, 03/09/44 (B)(D)	8,000,000	7,116,032
BXMT, Ser 2020-FL2, Cl A
6.346%, TSFR1M + 1.014%, 02/15/38 (B)(D)	7,315,922	6,981,958
CAFL Issuer, Ser 2023-RTL1, Cl A2
9.300%, 12/28/30 (D)(E)	15,000,000	15,039,961
CAFL, Ser 2022-RTL1, Cl A1
4.250%, 05/28/29 (E)	7,000,000	6,722,458
CF Hippolyta Issuer, Ser 2020-1, Cl A2
1.990%, 07/15/60 (D)	5,249,855	4,520,559
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl C
4.169%, 06/10/48 (B)	5,000,000	3,499,182
Commercial Mortgage Trust, Ser 2014-LC15, Cl D
4.645%, 04/10/47 (B)(D)	9,500,000	8,441,225
Commercial Mortgage Trust, Ser 2014-UBS6, Cl C
4.581%, 12/10/47 (B)	4,000,000	3,539,622
Commercial Mortgage Trust, Ser 2015-DC1, Cl D
4.417%, 02/10/48 (B)(D)	9,000,000	6,478,932
Credit Suisse First Boston Mortgage Securities, Ser 2005- C2, Cl AMFL
5.696%, TSFR1M + 0.364%, 04/15/37 (B)	24,619	24,537
Credit Suisse First Boston Mortgage Securities, Ser 2005- C2, Cl AMFX
4.877%, 04/15/37	2,200	2,171
CSMC Trust, Ser 2019-AFC1, Cl A1
3.573%, 07/25/49 (D)(E)	2,197,282	2,039,315
DROP Mortgage Trust, Ser 2021- FILE, Cl D
8.198%, TSFR1M + 2.864%, 10/15/43 (B)(D)	15,000,000	10,976,665
FHLMC Military Housing Bonds Resecuritization Trust Certificates, Ser 2015-R1, Cl C3
6.007%, 11/25/52 (B)(D)	32,350,715	27,990,065
Fontainebleau Miami Beach Trust, Ser 2019-FBLU, Cl A
3.144%, 12/10/36 (D)	10,000,000	9,722,194
FREMF Mortgage Trust, Ser 2016- K54, Cl C
4.191%, 04/25/48 (B)(D)	5,000,000	4,840,437
FREMF Mortgage Trust, Ser 2016- K57, Cl C
4.052%, 08/25/49 (B)(D)	8,840,000	8,472,150
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl B
3.380%, 07/10/39 (B)(D)	2,500,000	2,209,748

The accompanying notes are an integral part of the financial statements.

3

Description	Face Amount	Value
JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl C
3.479%, 06/15/49 (B)	$4,328,000	$3,215,565
JPMorgan Chase Commercial Mortgage Securities, Ser 2007- LD12, Cl AJ
6.561%, 02/15/51 (B)	521,818	515,980
JPMorgan Chase Commercial Mortgage Securities, Ser 2007- LD12, Cl J
5.994%, 02/15/51 (B)(F)	1,000,000	—
LStar Commercial Mortgage Trust, Ser 2016-4, Cl AS
3.188%, 03/10/49 (D)	3,000,000	2,811,581
MFA Trust, Ser 2022-INV1, Cl A3
4.250%, 04/25/66 (B)(D)	4,000,000	3,368,762
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016- C29, Cl C
4.874%, 05/15/49 (B)	2,413,000	2,226,662
TRTX Issuer, Ser 2021-FL4, Cl C
7.846%, TSFR1M + 2.514%, 03/15/38 (B)(D)	10,000,000	9,224,250
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl C
4.886%, 01/15/59 (B)	5,000,000	4,682,441
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl D
3.788%, 01/15/59 (B)(D)	2,000,000	1,704,179
Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl B
4.089%, 06/15/49	5,000,000	4,617,859
Wells Fargo Commercial Mortgage Trust, Ser 2018-AUS, Cl A
4.194%, 08/17/36 (B)(D)	5,000,000	4,687,127
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl D
3.803%, 11/15/47 (B)(D)	7,310,000	6,674,874

		203,540,723

Non-Agency Residential Mortgage-Backed Obligation — 3.6%
510 Asset Backed Trust, Ser 2021- NPL1, Cl A2
3.967%, 06/25/61 (D)(E)	20,000,000	17,843,986
510 Asset Backed Trust, Ser 2021- NPL2, Cl A2
4.090%, 06/25/61 (D)(E)	7,000,000	6,914,749
Angel Oak Mortgage Trust, Ser 2021-4, Cl A3
1.446%, 01/20/65 (B)(D)	2,026,338	1,648,561
Brean Asset Backed Securities Trust, Ser 2023-RM7, Cl A1
4.500%, 03/25/78 (B)(D)	9,000,000	8,188,619
CAFL, Ser 2021-RTL1, Cl A1
2.239%, 03/28/29 (D)(E)	2,000,000	1,894,875
FirstKey Mortgage Trust, Ser 2015- 1, Cl A3
3.500%, 03/25/45 (B)(D)	774,834	704,190
Galton Funding Mortgage Trust, Ser 2019-1, Cl A22
4.000%, 02/25/59 (B)(D)	96,261	89,973

Description	Face Amount	Value
Galton Funding Mortgage Trust, Ser 2019-2, Cl A21
4.000%, 06/25/59 (B)(D)	$1,253,384	$1,138,440
PRET, Ser 2021-NPL3, Cl A2
3.721%, 07/25/51 (D)(E)	4,755,000	4,178,225
PRET, Ser 2021-NPL5, Cl A2
4.704%, 10/25/51 (D)(E)	7,000,000	6,558,675
PRET, Ser 2021-RN3, Cl A1
1.843%, 09/25/51 (D)(E)	6,281,235	6,001,745
PRET, Ser 2021-RN4, Cl A2
5.194%, 10/25/51 (B)(D)	6,000,000	5,734,537
Pretium Mortgage Credit Partners I, Ser 2021-NPL1, Cl A2
4.213%, 09/27/60 (D)(E)	9,000,000	8,205,313
Pretium Mortgage Credit Partners I, Ser 2021-NPL2, Cl A2
3.844%, 06/27/60 (D)(E)	2,750,000	2,448,885
PRPM, Ser 2021-10, Cl A2
4.826%, 10/25/26 (D)(E)	8,000,000	7,833,670
PSMC Trust, Ser 2020-2, Cl A2
3.000%, 05/25/50 (B)(D)	552,712	491,331
RCO VI Mortgage, Ser 2022-1, Cl A2
5.250%, 01/25/27 (D)(E)	5,000,000	4,783,774
Sequoia Mortgage Trust, Ser 2013-4, Cl AIO1, IO
0.844%, 04/25/43 (B)(D)	45,976,759	1,080,123
Sequoia Mortgage Trust, Ser 2017- CH1, Cl A2
3.500%, 08/25/47 (B)(D)	62,290	56,901
Toorak Mortgage, Ser 2021-1, Cl M1
8.805%, 06/25/24 (D)(E)	15,000,000	14,632,125
VOLT CIII, Ser 2021-CF1, Cl A2
3.967%, 08/25/51 (D)(E)	3,303,000	2,768,241
VOLT, Ser 2021-CF2, Cl A2
5.316%, 11/27/51 (D)(E)	4,000,000	3,357,912

		106,554,850

Total Mortgage-Backed Securities (Cost $682,699,946)		654,018,248

CORPORATE OBLIGATIONS — 22.0%

Consumer Discretionary — 3.7%
Airswift Global
14.123%, SOFRRATE + 8.762%, 05/12/25(B)(D)	7,000,000	7,254,557
Choice Hotels International
3.700%, 12/01/29	8,000,000	7,116,180
3.700%, 01/15/31	3,000,000	2,612,982
Hyundai Capital America
5.300%, 01/08/29(D)	5,000,000	5,071,332
JBS USA LUX
7.250%, 11/15/53(D)	4,863,000	5,288,864
6.750%, 03/15/34(D)	10,000,000	10,525,200
6.500%, 12/01/52	5,000,000	4,991,682
MajorDrive Holdings IV
6.375%, 06/01/29(D)	26,393,000	22,325,066
NES Fircroft Bondco
11.750%, 09/29/26(D)	2,750,000	2,838,540
Nissan Motor Acceptance
7.050%, 09/15/28(D)	2,000,000	2,098,803

The accompanying notes are an integral part of the financial statements.

4

Description	Face Amount	Value
STL Holding
8.750%, 02/15/29(D)	$8,000,000	$8,000,000
7.500%, 02/15/26(D)	16,460,000	16,739,985
TransJamaican Highway
5.750%, 10/10/36(D)	1,361,940	1,178,078
VistaJet Malta Finance
7.875%, 05/01/27(D)	14,863,000	12,414,023
6.375%, 02/01/30(D)	2,000,000	1,447,600
William Marsh Rice University
2.598%, 05/15/50	1,810,000	1,211,400

		111,114,292

Consumer Staples — 0.3%
J M Smucker
6.200%, 11/15/33	5,000,000	5,411,724
Philip Morris International
5.125%, 02/15/30	2,500,000	2,541,193

		7,952,917

Energy — 6.1%
Apache
7.750%, 12/15/29	4,138,000	4,489,275
Banco Santander
9.625%, H15T5Y + 5.298%, 02/21/72(B)	5,000,000	5,362,500
Barclays
9.625%, USISSO05 + 5.775%, 03/15/72(B)	5,000,000	5,149,715
6.692%, SOFRRATE + 2.620%, 09/13/34(B)	2,000,000	2,131,267
Cantor Fitzgerald
7.200%, 12/12/28(D)	1,000,000	1,033,598
Colonial Pipeline
8.375%, 11/01/30(D)	500,000	576,117
New England Power
2.807%, 10/06/50(D)	5,000,000	3,148,919
Paratus Energy Services
10.000% PIK, 07/15/26(D)	90,830,719	89,277,366
10.000% PIK, 07/15/26	24,586,317	24,165,851
Petroleos Mexicanos
10.000%, 02/07/33	2,000,000	1,977,894
Puffin Finance Sarl
15.000%, 09/11/25	14,000,000	14,376,105
Transocean
11.500%, 01/30/27(D)	17,500,000	18,287,500
Waldorf Energy Finance
12.000%, 03/02/26	4,000,000	3,176,000

		173,152,107

Financials — 7.8%
BAC Capital Trust XIV
6.046%, TSFR3M + 0.662%, 09/15/72(B)	9,870,000	8,252,094
Bank of Ireland Group
6.253%, H15T1Y + 2.650%, 09/16/26(B)(D)	7,000,000	7,072,783
Barclays
8.000%, H15T5Y + 5.431%, 12/15/72(B)	30,250,000	29,261,167
Charles Schwab
4.000%, H15T10Y + 3.079%, 03/01/72(B)	2,000,000	1,660,305
Citigroup
6.174%, SOFRRATE + 2.661%, 05/25/34(B)	5,000,000	5,186,260

Description	Face Amount	Value
Comerica
5.982%, SOFRRATE + 2.155%, 01/30/30(B)	$2,000,000	$1,994,002
4.000%, 02/01/29	13,300,000	12,209,715
Comerica Bank
7.875%, 09/15/26	24,790,000	25,347,453
Credit Suisse Group
5.100%, H15T5Y + 3.293%, 07/24/72 (F)	10,000,000	1,000,000
Credit Suisse NY
4.750%, 08/09/24	15,000,000	14,918,912
Deutsche Bank
7.500%, USISDA05 + 5.003%, 04/30/72(B)	4,000,000	3,860,265
Deutsche Bank NY
7.146%, SOFRRATE + 2.520%, 07/13/27(B)	4,000,000	4,142,883
7.079%, SOFRRATE + 3.650%, 02/10/34(B)	5,000,000	5,102,383
3.742%, SOFRRATE + 2.257%, 01/07/33(B)	2,000,000	1,637,154
Enova International
8.500%, 09/15/25(D)	3,007,000	2,973,145
Farmers Exchange Capital
7.200%, 07/15/48(D)	3,000,000	2,773,295
7.050%, 07/15/28(D)	11,075,000	11,242,486
HAT Holdings I
8.000%, 06/15/27‡(D)	100,000	103,561
Horace Mann Educators
7.250%, 09/15/28	5,000,000	5,415,105
Intesa Sanpaolo MTN
4.000%, 09/23/29(D)	5,000,000	4,597,906
KeyBank MTN
5.000%, 01/26/33	5,000,000	4,660,172
4.700%, 01/26/26	20,750,000	20,337,620
KeyCorp MTN
4.100%, 04/30/28	7,113,000	6,781,852
Royal Bank of Canada MTN
5.500%, 04/28/33	10,000,000	9,711,763
5.200%, 01/31/33	3,000,000	2,973,023
SBL Holdings
7.000%, H15T5Y + 5.580%, 05/13/72(B)(D)	2,500,000	1,687,451
6.500%, H15T5Y + 5.620%, 11/13/72(B)(D)	14,492,000	9,167,328
Synchrony Bank
5.400%, 08/22/25	8,144,000	8,081,566
Synovus Bank
5.625%, 02/15/28	8,000,000	7,849,928
US Bancorp
5.836%, SOFRRATE + 2.260%, 06/12/34(B)	4,000,000	4,127,992
3.700%, H15T5Y + 2.541%, 01/15/73(B)	3,273,000	2,821,992

		226,951,561

Industrials — 1.2%
AerCap Ireland Capital DAC
6.450%, 04/15/27(D)	3,662,000	3,788,966
AmeriTex HoldCo Intermediate
10.250%, 10/15/28(D)	3,450,000	3,542,839
Boeing
2.950%, 02/01/30	3,344,000	2,981,539

The accompanying notes are an integral part of the financial statements.

5

Description	Face Amount	Value
Brundage-Bone Concrete Pumping Holdings
6.000%, 02/01/26(D)	$3,100,000	$3,053,717
Burlington Northern Santa Fe
7.290%, 06/01/36	5,000,000	6,035,333
Flowserve
3.500%, 10/01/30	4,000,000	3,564,983
Hawaiian Airlines 2013-1 Class A Pass Through Certificates
3.900%, 01/15/26	932,588	873,448
Leidos
2.300%, 02/15/31	3,291,000	2,743,168
nVent Finance Sarl
5.650%, 05/15/33	3,000,000	3,079,144
Regal Rexnord
6.300%, 02/15/30(D)	4,500,000	4,625,504
TWMA Group
13.000%, 02/08/27	3,500,000	3,500,000

		37,788,641

Information Technology — 1.8%
Apple
4.850%, 05/10/53	7,000,000	7,069,461
3.850%, 05/04/43	10,000,000	8,846,590
Avnet
3.000%, 05/15/31	7,000,000	5,892,339
Kyndryl Holdings
4.100%, 10/15/41	14,581,000	11,084,411
Motorola Solutions
4.600%, 05/23/29	21,435,000	21,262,201

		54,155,002

Materials — 0.2%
Mineral Resources
8.125%, 05/01/27(D)	6,336,000	6,399,360
Nacional del Cobre de Chile
3.150%, 01/15/51(D)	500,000	310,062

		6,709,422

Real Estate — 0.2%
GLP Capital
3.250%, 01/15/32‡	750,000	630,758
Invitation Homes Operating Partnership
2.000%, 08/15/31‡	2,000,000	1,582,071
Sabra Health Care
3.200%, 12/01/31‡	3,920,000	3,202,758
		5,415,587

Utilities — 0.7%
Pacific Gas and Electric
4.500%, 07/01/40	11,000,000	9,471,550
3.750%, 08/15/42	5,000,000	3,750,504
Sempra
6.000%, 10/15/39	6,000,000	6,310,594

		19,532,648

Total Corporate Obligations (Cost $660,361,472)		642,772,177

ASSET-BACKED SECURITIES — 13.2%

Automotive — 8.8%
ACC Auto Trust, Ser 2021-A, Cl D
6.100%, 06/15/29 (D)	13,000,000	12,840,187

Description	Face Amount	Value
American Credit Acceptance Receivables Trust, Ser 2023-1, Cl C
5.590%, 04/12/29 (D)	$5,000,000	$4,991,034
American Credit Acceptance Receivables Trust, Ser 2023-2, Cl D
6.470%, 08/13/29 (D)	4,000,000	4,017,392
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl D
6.820%, 10/12/29 (D)	5,000,000	5,071,859
American Credit Acceptance Receivables Trust, Ser 2023-4, Cl D
7.650%, 09/12/30 (D)	15,000,000	15,584,256
American Credit Acceptance Receivables Trust, Ser 2024-1, Cl C
5.630%, 01/14/30 (D)	10,000,000	10,002,726
Avid Automobile Receivables Trust, Ser 2023-1, Cl E
11.140%, 05/15/29 (D)	5,595,000	5,801,518
CarNow Auto Receivables Trust, Ser 2021-2A, Cl E
4.450%, 02/15/28 (D)	4,000,000	3,645,241
CarNow Auto Receivables Trust, Ser 2023-1A, Cl E
12.040%, 04/16/29 (D)	5,000,000	4,784,160
Centerline Logistics, Ser 2023-1, Cl A2
9.750%, 12/15/27 (D)	12,000,000	12,000,000
Chase Issuance Trust, Ser 2023- A2, Cl A
5.080%, 09/15/30	7,000,000	7,191,075
CIG Auto Receivables Trust, Ser 2021-1A, Cl E
4.450%, 05/12/28 (D)	7,000,000	6,675,363
CPS Auto Receivables Trust, Ser 2019-B, Cl F
7.480%, 06/15/26 (D)	6,055,000	6,053,180
CPS Auto Receivables Trust, Ser 2019-D, Cl E
3.860%, 10/15/25 (D)	4,182,838	4,163,626
DT Auto Owner Trust, Ser 2021- 3A, Cl D
1.310%, 05/17/27 (D)	5,500,000	5,161,249
First Investors Auto Owner Trust, Ser 2020-1A, Cl E
4.630%, 06/16/26 (D)	5,510,000	5,492,526
First Investors Auto Owner Trust, Ser 2020-1A, Cl F
7.070%, 06/15/27 (D)	5,300,000	5,289,775
First Investors Auto Owner Trust, Ser 2022-1A, Cl E
5.410%, 06/15/29 (D)	2,280,000	2,128,668
First Investors Auto Owner Trust, Ser 2023-1A, Cl D
7.740%, 01/15/31 (D)	9,000,000	9,297,219
Flagship Credit Auto Trust, Ser 2020-1, Cl E
3.520%, 06/15/27 (D)	7,931,000	7,490,774

The accompanying notes are an integral part of the financial statements.

6

Description	Face Amount	Value
Flagship Credit Auto Trust, Ser 2020-2, Cl E
8.220%, 09/15/27 (D)	$8,000,000	$8,012,007
Ford Credit Auto Lease Trust, Ser 2023-B, Cl C
6.430%, 04/15/27	5,000,000	5,115,410
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl E
4.690%, 08/15/29 (D)	4,230,000	3,695,417
GLS Auto Receivables Issuer Trust, Ser 2019-3A, Cl D
3.840%, 05/15/26 (D)	5,924,203	5,901,510
GLS Auto Receivables Issuer Trust, Ser 2020-1A, Cl D
3.680%, 11/16/26 (D)	5,000,000	4,926,917
GLS Auto Receivables Issuer Trust, Ser 2022-1A, Cl E
5.640%, 05/15/29 (D)	4,000,000	3,797,563
GLS Auto Receivables Issuer Trust, Ser 2022-3A, Cl E
8.350%, 10/15/29 (D)	1,990,000	1,987,129
Hertz Vehicle Financing, Ser 2021- 1A, Cl D
3.980%, 12/26/25 (D)	10,000,000	9,717,982
Mercury Financial Credit Card Master Trust, Ser 2022-1A, Cl A
2.500%, 09/21/26 (D)	3,000,000	2,924,310
Octane Receivables Trust, Ser 2021-2A, Cl B
2.020%, 09/20/28 (D)	3,000,000	2,829,561
Santander Consumer Auto Receivables Trust, Ser 2020-AA, Cl F
10.120%, 01/16/29 (D)	27,740,000	27,914,790
Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl F
7.030%, 08/15/28 (D)	6,250,000	6,259,267
Tricolor Auto Securitization Trust, Ser 2022-1A, Cl F
9.800%, 07/16/29 (D)	4,000,000	3,899,188
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl F
16.000%, 06/17/30 (D)	11,910,000	11,989,380
United Auto Credit Securitization Trust, Ser 2022-2, Cl D
6.840%, 01/10/28 (D)	5,389,000	5,094,228
Veros Auto Receivables Trust, Ser 2021-1, Cl C
3.640%, 08/15/28 (D)	4,320,000	4,170,041
VFI ABS, Ser 2023-1A, Cl B
7.780%, 08/24/29 (D)	10,000,000	10,209,100

		256,125,628

Credit Card — 0.2%
Capital One Multi-Asset Execution Trust, Ser 2023-A1, Cl A
4.420%, 05/15/28	4,000,000	3,984,342
Mercury Financial Credit Card Master Trust, Ser 2022-1A, Cl C
5.200%, 09/21/26 (D)	1,780,000	1,779,590

		5,763,932

Description	Face Amount	Value

Other Asset-Backed Securities — 4.2%
Amur Equipment Finance Receivables IX, Ser 2021-1A, Cl D
2.300%, 11/22/27 (D)	$1,250,000	$1,205,042
Amur Equipment Finance Receivables XI, Ser 2022-2A, Cl E
9.320%, 10/22/29 (D)	2,600,000	2,552,667
BHG Securitization Trust, Ser 2022-B, Cl D
6.690%, 06/18/35 (D)	5,993,367	5,785,713
CAL Funding IV, Ser 2020-1A, Cl B
3.500%, 09/25/45 (D)	1,218,333	1,105,860
Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8
2.461%, US0001M + 2.250%, 02/25/37 (B)(F)	1,000,000	—
CIFC Funding, Ser 2018-1A, Cl A
6.560%, TSFR3M + 1.262%, 04/18/31 (B)(D)	9,188,859	9,202,091
CIFC Funding, Ser 2022-2A, Cl A1
6.630%, TSFR3M + 1.320%, 04/19/35 (B)(D)	4,500,000	4,475,344
CIFC Funding, Ser 2022-2A, Cl B
7.160%, TSFR3M + 1.850%, 04/19/35 (B)(D)	9,125,000	9,105,646
CP EF Asset Securitization I, Ser 2022-1A, Cl A
5.960%, 04/15/30 (D)	1,961,692	1,948,708
Global SC Finance VII Srl, Ser 2020-1A, Cl A
2.170%, 10/17/40 (D)	2,508,659	2,314,724
JG Wentworth XXI LLC, Ser 2010- 2A, Cl B
7.450%, 01/15/50 (D)	859,135	858,567
JGWPT XXVI LLC, Ser 2012-2A, Cl B
6.770%, 10/17/61 (D)	1,268,225	1,296,740
Kapitus Asset Securitization, Ser 2022-1A, Cl A
3.382%, 07/10/28 (D)	8,000,000	7,689,883
LCM Loan Income Fund I Income Note Issuer, Ser 2018-27A, Cl A1
6.656%, TSFR3M + 1.342%, 07/16/31 (B)(D)	11,005,001	11,012,605
Libra Solutions, Ser 2023-1A, Cl A
7.000%, 02/15/35 (D)	2,881,018	2,880,945
Libra Solutions, Ser 2023-1A, Cl B
10.250%, 02/15/35 (D)	4,180,933	4,178,427
Marlette Funding Trust, Ser 2020- 1A, Cl D
3.540%, 03/15/30 (D)	288,247	285,755
Mosaic Solar Loan Trust, Ser 2020-2A, Cl B
2.210%, 08/20/46 (D)	2,472,179	2,017,180
OHA Credit Funding 7, Ser 2022- 7A, Cl AR
6.610%, TSFR3M + 1.300%, 02/24/37 (B)(D)	25,000,000	25,022,775

The accompanying notes are an integral part of the financial statements.

7

Description	Face Amount	Value
Oportun Issuance Trust, Ser 2022- A, Cl C
7.400%, 06/09/31 (D)	$3,000,000	$2,926,458
Orange Lake Timeshare Trust, Ser 2019-A, Cl C
3.610%, 04/09/38 (D)	929,361	898,827
Orange Lake Timeshare Trust, Ser 2019-A, Cl D
4.930%, 04/09/38 (D)	153,347	146,696
Pawneee Equipment Receivables, Ser 2021-1, Cl C
2.300%, 07/15/27 (D)	4,700,000	4,436,805
Pawneee Equipment Receivables, Ser 2022-1, Cl C
6.010%, 07/17/28 (D)	4,000,000	3,924,534
PRPM, Ser 2021-5, Cl A2
3.721%, 06/25/26 (D)(E)	5,000,000	4,786,276
Sapphire Aviation Finance I, Ser 2018-1A, Cl B
5.926%, 03/15/40 (D)	1,529,565	917,739
Textainer Marine Containers VII, Ser 2020-2A, Cl B
3.340%, 09/20/45 (D)	1,354,871	1,234,679
Triton Container Finance VIII, Ser 2020-1A, Cl B
3.740%, 09/20/45 (D)	716,667	650,495
VR Funding, Ser 2020-1A, Cl A
2.790%, 11/15/50 (D)	5,805,409	5,209,751
VR Funding, Ser 2020-1A, Cl C
6.420%, 11/15/50 (D)	3,707,500	3,428,175

		121,499,107

Student Loan — 0.0%
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1
2.550%, 05/25/41 (D)	1,051,368	990,166

Total Asset-Backed Securities (Cost $388,721,321)		384,378,833

COLLATERALIZED LOAN OBLIGATIONS — 6.9%
AMMC CLO 26, Ser 2023-26A, Cl B1
7.764%, TSFR3M + 2.450%, 04/15/36 (B)(D)	7,500,000	7,525,095
Battalion CLO 17, Ser 2021-17A, Cl B
7.179%, TSFR3M + 1.862%, 03/09/34 (B)(D)	5,000,000	5,018,340
BCC Middle Market CLO, Ser 2018-1A, Cl A1A
7.129%, TSFR3M + 1.812%, 10/20/30 (B)(D)	9,031,888	8,991,867
Benefit Street Partners CLO VIII, Ser 2018-8A, Cl A1AR
6.679%, TSFR3M + 1.362%, 01/20/31 (B)(D)	350,681	351,177
BlueMountain CLO, Ser 2021-2A, Cl A2R2
7.329%, TSFR3M + 1.962%, 08/20/32 (B)(D)	10,000,000	10,047,500

Description	Face Amount	Value
Carlyle Global Market Strategies, Ser 2018-3A, Cl A1A2
6.756%, TSFR3M + 1.442%, 01/14/32 (B)(D)	$24,855,641	$24,846,718
Carlyle Global Market Strategies, Ser 2018-3RA, Cl A1A
6.631%, TSFR3M + 1.312%, 07/27/31 (B)(D)	12,815,121	12,839,355
Carlyle Global Market Strategies, Ser 2018-5A, Cl A1RR
6.716%, TSFR3M + 1.402%, 07/15/31 (B)(D)	14,641,124	14,655,106
Elmwood CLO 20, Ser 2022-7A, Cl B1
8.067%, TSFR3M + 2.750%, 10/17/34 (B)(D)	5,625,000	5,619,375
Golub Capital Partners, Ser 2017-21A, Cl AR
7.056%, TSFR3M + 1.732%, 01/25/31 (B)(D)	8,452,911	8,442,108
Golub Capital Partners, Ser 2017-22A, Cl AR
6.759%, TSFR3M + 1.442%, 01/20/31 (B)(D)	7,233,822	7,240,781
Golub Capital Partners, Ser 2017-23A, Cl AR
6.779%, TSFR3M + 1.462%, 01/20/31 (B)(D)	15,784,459	15,786,322
Golub Capital Partners, Ser 2017-24A, Cl AR
7.134%, TSFR3M + 1.862%, 11/05/29 (B)(D)	7,200,680	7,182,095
Golub Capital Partners, Ser 2021-19RA, Cl B1R2
7.129%, TSFR3M + 1.812%, 04/20/34 (B)(D)	20,000,000	19,935,680
Invesco CLO, Ser 2022-3A, Cl B
8.068%, TSFR3M + 2.750%, 10/22/35 (B)(D)	6,000,000	6,017,034
Oaktree CLO, Ser 2021-3A, Cl BR
7.329%, TSFR3M + 2.012%, 10/20/34 (B)(D)	13,500,000	13,493,912
Texas Debt Capital CLO, Ser 2023-1A, Cl A
7.118%, TSFR3M + 1.800%, 04/20/36 (B)(D)	4,000,000	4,027,676
Venture 37 CLO, Ser 2021-37A, Cl BR
7.326%, TSFR3M + 2.012%, 07/15/32 (B)(D)	10,000,000	9,951,910
Venture XIX, Ser 2018-19A, Cl ARR
6.836%, TSFR3M + 1.522%, 01/15/32 (B)(D)	19,250,000	19,269,385

Total Collateralized Loan Obligations (Cost $201,230,887)		201,241,436

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.1%
FFCB
6.490%, 11/15/38	2,000,000	2,020,367
6.250%, 07/26/38	2,000,000	2,000,102
6.080%, 04/28/33	5,000,000	5,000,545
6.050%, 08/22/31	3,000,000	3,023,064

The accompanying notes are an integral part of the financial statements.

8

Description	Face Amount	Value
5.980%, 12/27/33	$2,500,000	$2,498,089
5.940%, 01/08/44	7,500,000	7,514,271
5.930%, 03/28/33	3,000,000	2,983,495
5.490%, 09/22/42	1,000,000	986,137
5.360%, 06/16/33	2,000,000	1,994,218
FHLB
6.500%, 09/13/38	2,500,000	2,508,963
6.230%, 12/28/37	2,000,000	2,000,179
6.110%, 12/21/32	12,000,000	11,988,289
6.050%, 07/19/38	2,000,000	1,986,457
6.000%, 04/12/38	3,000,000	2,977,219
5.940%, 04/20/43	2,000,000	1,980,503
2.150%, 09/23/36	1,500,000	1,086,143
FHLMC
7.000%, 10/30/43	1,000,000	1,015,468
Tennessee Valley Authority
4.250%, 09/15/52	7,521,000	6,842,321

Total U.S. Government Agency Obligations (Cost $60,749,618)		60,405,830

	Shares
COMMON STOCK — 1.6%

Energy — 1.6%
Paratus Energy Services *(F)	27,666	47,723,350

Total Common Stock (Cost $–)		47,723,350

	Face Amount
MUNICIPAL BONDS — 1.4%
Board of Regents of the University of Texas System, Build America Bonds, Ser D, Cl D, RB
5.134%, 08/15/42	3,000,000	3,081,587
GDB Debt Recovery Authority of Puerto Rico, RB
7.500%, 08/20/40	6,154,558	5,769,898
Mission, Economic Development, RB
8.550%, 12/01/21(F)(G)	2,125,000	21,250
Mission, Economic Development, RB
10.875%, 12/01/28(F)(G)	3,315,000	33,150
9.750%, 12/01/25(F)(G)	3,045,000	30,450
North Texas Tollway Authority, RB
8.410%, 02/01/30	1,959,000	2,157,599
Northwest Independent School District, Ser A, GO, PSF-GTD
1.776%, 02/15/31	2,000,000	1,688,732
1.836%, 02/15/32	1,890,000	1,557,890
Rhode Island State, Health & Educational System, Providence Public Schools, Ser A, Cl A, RB, CITY APPROP ST AID WITHHLDG
8.000%, 05/15/29	5,000,000	5,009,652
State of Illinois, Ser A, GO
3.140%, 10/01/24	5,000,000	4,935,237
Texas State, Transportation Commission State Highway Fund, RB
4.000%, 10/01/33	3,000,000	2,899,950
Texas State, Transportation Commission State Highway Fund, Ser B-BUILD, RB
5.178%, 04/01/30	3,980,000	4,090,638

Description	Face Amount	Value
USAFA Visitor's Center Business Improvement District, Ser B, RB
6.750%, 12/01/42(D)	$12,570,000	$10,895,937

Total Municipal Bonds (Cost $50,869,584)		42,171,970

SOVEREIGN DEBT — 0.3%
Colombia Government International Bond
3.250%, 04/22/32	5,000,000	3,913,672
Kenya Government International Bond
7.250%, 02/28/28 (D)	3,000,000	2,685,000
Provincia de Buenos Aires
6.375%, 09/01/24 (D)(E)	333,959	129,883
Ukraine Government International Bond
7.750%, 09/01/24	5,000,000	1,446,650

Total Sovereign Debt (Cost $12,404,917)		8,175,205

	Shares

COMMERCIAL PAPER — 0.2%
American Electric Power
0.000%, 02/13/24 (D)(H)	500,000	498,935
Barton Capital
5.382%, 02/15/24 (D)(H)	1,000,000	997,773
Keurig Dr Pepper
0.000%, 02/15/24 (D)(H)	316,000	315,230
Philip Morris International
5.469%, 02/16/24 (D)(H)	2,000,000	1,995,197
Walgreens Boots Alliance
0.000%, 02/14/24 (D)(H)	2,000,000	1,994,890

Total Commercial Paper (Cost $5,803,245)		5,802,025

REPURCHASE AGREEMENT(I) — 0.7%
Tri Party Overnight 5.150%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $20,002,861 (collateralized by various Government Obligations, ranging in par value $903,753 - $55,000,000, 0.000% - 4.280%, 08/14/2041 - 01/20/2054, with a total market value of $21,896,999)	20,000,000	20,000,000

Total Repurchase Agreement (Cost $20,000,000)		20,000,000

Total Investments — 99.4% (Cost $2,931,347,642)		$2,903,557,182

Percentages are based on Net Assets of $2,921,824,523.

The accompanying notes are an integral part of the financial statements.

9

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time of purchase.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”

The total value of such securities at January 31, 2024 was $1,138,637,783 and represents 39.0% of Net Assets.
(D)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on January 31, 2024. The coupon on a step bond changes on a specific date.
(E)	PO - Principal Only
(F)	Level 3 security in accordance with fair value hierarchy.
(G)	Security in default on interest payments.
(H)	Interest rate represents the security’s effective yield at the time of purchase.
(I)	Tri-Party Repurchase Agreement.

The following is a summary of the level of inputs used as of January 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
U.S. Treasury
Obligations	$—	$836,868,108	$—	$836,868,108
Mortgage-Backed
Securities	—	654,018,248	—^	654,018,248
Corporate Obligations	—	641,772,177	1,000,000	642,772,177
Asset-Backed
Securities	—	384,378,833	—^	384,378,833
Collateralized Loan
Obligations	—	201,241,436	—	201,241,436
U.S. Government
Agency Obligations	—	60,405,830	—	60,405,830
Common Stock	—	—	47,723,350	47,723,350
Municipal Bonds	—	42,087,120	84,850	42,171,970
Sovereign Debt	—	8,175,205	—	8,175,205
Commercial Paper	—	5,802,025	—	5,802,025
Repurchase
Agreement	—	20,000,000	—	20,000,000

Total Investments in Securities	$—	$2,854,748,982	$48,808,200	$2,903,557,182

^ This category includes securities with a value of $0.

(1) Of the $48,808,200 in Level 3 securities as of January 31, 2024, $48,808,200 or 100.0% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs is required for those Level 3 securities that are not valued by third party vendors or broker quotes.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value as of January 31, 2024:

	Asset-Backed Securities		Mortgage- Backed Securities		Corporate Obligations	Municipal Bonds	Common Stock	Total
Balance as of July 31, 2023	$—	^	$—	^	$—	$84,850	$15,106,308	$15,191,158
Accrued discounts/premiums	—		—		—	—	—	—
Realized gain/(loss)	—		—		—	—	—	—
Change in unrealized appreciation/(depreciation)	—		—		—	—	32,617,042	32,617,042
Purchases	—		—		—	—	—	—
Sales	—		—		—	—	—	—
Net transfer into Level 3	—		—		1,000,000	—	—	1,000,000
Net transfer out of Level 3	—		—		—	—	—	—

Ending Balance as of January 31, 2024	$—	^	$—	^	$1,000,000	$84,850	$47,723,350	$48,808,200

Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—		$—		$—	$—	$32,617,042	$32,617,042

^ This category includes securities with a value of $0.

The accompanying notes are an integral part of the financial statements.

10

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of January 31, 2024. The following disclosures also include information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Category	Market Value at January 31, 2024	Valuation Technique	Unobservable Inputs	Range Input Value(s) (Average Input Value)
Common Stock	$47,723,350	Residual equity value	Equity multiple	1
Municipal Bonds	84,850	Estimated liquidation value	Liquidation value	$0.01
Corporate Obligations	1,000,000	Broker/Dealer price		$0.10

Amounts designated as “—“ are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in the Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

11

SECTOR WEIGHTINGS †

Corporate Obligation		45.3%
	Communication Services		3.6%
	Consumer Discretionary		13.2%
	Consumer Staples		3.5%
	Energy		2.1%
	Financials		6.9%
	Industrials		10.6%
	Information Technology		2.9%
	Materials		0.2%
	Real Estate		1.9%
	Utilities		0.4%
Asset-Backed Security		23.3%
Collateralized Loan
Obligation		16.3%
Mortgage-Backed Security		7.9%
Repurchase Agreement		6.2%
Commercial Paper		1.0%
Preferred Stock		0.0%
Common Stock		0.0%

† Percentages are based on total investments.

Description	Face Amount	Value
CORPORATE OBLIGATIONS — 44.7%

Communication Services — 3.6%
ANGI Group 3.875%, 08/15/28(A)	$2,000,000	$1,719,826
LCPR Senior Secured Financing DAC
6.750%, 10/15/27(A)	900,000	866,935
T-Mobile USA
3.500%, 04/15/31	3,000,000	2,732,611
Warnermedia Holdings
4.279%, 03/15/32	1,750,000	1,602,318

		6,921,690

Consumer Discretionary — 13.1%
Airswift Global
14.123%, SOFRRATE + 8.762%, 05/12/25(A)(B)	2,000,000	2,072,731
American Axle & Manufacturing 5.000%, 10/01/29	1,000,000	875,443
APX Group 5.750%, 07/15/29(A)	3,000,000	2,849,083
Beazer Homes USA 7.250%, 10/15/29(A)	1,000,000	1,004,490
Bloomin’ Brands 5.125%, 04/15/29(A)	2,500,000	2,325,000
Choice Hotels International 3.700%, 12/01/29	2,000,000	1,779,045
Dillard’s 7.000%, 12/01/28	500,000	517,100
Imperial Brands Finance 6.125%, 07/27/27(A)	500,000	513,954
JBS USA LUX 6.750%, 03/15/34(A)	2,000,000	2,105,040
MajorDrive Holdings IV 6.375%, 06/01/29(A)	3,000,000	2,537,612
NES Fircroft Bondco 11.750%, 09/29/26(A)	500,000	516,098
Nissan Motor Acceptance 7.050%, 09/15/28(A)	1,000,000	1,049,402
STL Holding 8.750%, 02/15/29(A)	2,000,000	2,000,000

Description	Face Amount	Value
7.500%, 02/15/26(A)	$2,000,000	$2,034,020
Tractor Supply 5.250%, 05/15/33	500,000	508,198
Upbound Group 6.375%, 02/15/29(A)	1,000,000	953,420
VistaJet Malta Finance 7.875%, 05/01/27(A)	2,500,000	2,088,075

		25,728,711

Consumer Staples — 3.4%
J M Smucker 6.500%, 11/15/53	2,000,000	2,259,749
Philip Morris International 5.125%, 02/15/30	2,000,000	2,032,954
Walgreens Boots Alliance 4.800%, 11/18/44	3,000,000	2,531,081

		6,823,784

Energy — 2.0%
Borr IHC 10.000%, 11/15/28(A)	1,200,000	1,241,654
Colonial Pipeline 8.375%, 11/01/30(A)	1,500,000	1,728,352
Puffin Finance Sarl 15.000%, 09/11/25	1,000,000	1,026,865

		3,996,871

Financials — 6.8%
Athene Holding 6.150%, 04/03/30	500,000	516,676
Charles Schwab
4.000%, H15T10Y + 3.079%, 03/01/72(B)	2,500,000	2,075,381
Deutsche Bank NY
7.146%, SOFRRATE + 2.520%, 07/13/27(B)	1,000,000	1,035,721
Discover Financial Services 6.700%, 11/29/32	2,000,000	2,094,942
Golub Capital BDC 7.050%, 12/05/28	800,000	829,251
Huntington National Bank
5.699%, SOFRRATE + 1.215%, 11/18/25(B)	1,500,000	1,491,915
Royal Bank of Canada MTN 5.200%, 01/31/33	1,000,000	991,008
UBS 5.125%, 05/15/24	1,500,000	1,491,750
UBS Group
6.373%, SOFRRATE + 3.340%, 07/15/26(A)(B)	1,000,000	1,011,224
US Bancorp
5.836%, SOFRRATE + 2.260%, 06/12/34(B)	1,000,000	1,031,998
Westpac Banking
2.894%, H15T5Y + 1.350%, 02/04/30(B)	1,000,000	970,099

		13,539,965

Industrials — 10.5%
AmeriTex HoldCo Intermediate 10.250%, 10/15/28(A)	1,000,000	1,026,910
Boeing
5.150%, 05/01/30	2,000,000	2,004,419
2.196%, 02/04/26	1,000,000	941,831

The accompanying notes are an integral part of the financial statements.

12

Description	Face Amount	Value
Brundage-Bone Concrete Pumping Holdings
6.000%, 02/01/26(A)	$4,103,000	$4,041,742
Concentrix
6.850%, 08/02/33	2,000,000	2,031,673
Flowserve
3.500%, 10/01/30	2,000,000	1,782,492
Icahn Enterprises
9.750%, 01/15/29(A)	1,000,000	1,026,250
4.750%, 09/15/24	1,000,000	994,279
Lockheed Martin
5.250%, 01/15/33	1,500,000	1,571,003
Masco
7.750%, 08/01/29	1,088,000	1,223,214
nVent Finance Sarl
5.650%, 05/15/33	1,000,000	1,026,381
Regal Rexnord
6.300%, 02/15/30(A)	1,500,000	1,541,835
TWMA Group
13.000%, 02/08/27	1,500,000	1,500,000

		20,712,029

Information Technology — 2.8%
Apple
3.850%, 05/04/43	2,000,000	1,769,318
Consensus Cloud Solutions
6.000%, 10/15/26(A)	1,000,000	947,305
Kyndryl Holdings
4.100%, 10/15/41	3,829,000	2,910,788

		5,627,411

Materials — 0.2%
Mineral Resources
8.125%, 05/01/27 (A)	420,000	424,200

Real Estate — 1.9%
GLP Capital
3.250%, 01/15/32‡	2,500,000	2,102,527
Sabra Health Care
3.200%, 12/01/31‡	2,000,000	1,634,060

		3,736,587

Utilities — 0.4%
Pacific Gas and Electric
4.500%, 07/01/40	1,000,000	861,050

Total Corporate Obligations (Cost $88,763,904)		88,372,298

ASSET-BACKED SECURITIES — 23.0%

Automotive — 14.5%
ACC Auto Trust, Ser 2021-A, Cl D
6.100%, 06/15/29 (A)	1,000,000	987,707
American Credit Acceptance Receivables Trust, Ser 2021-4, Cl E
3.120%, 02/14/28 (A)	1,500,000	1,442,226
American Credit Acceptance Receivables Trust, Ser 2022-1, Cl F
4.870%, 11/13/28 (A)	2,600,000	2,480,090
American Credit Acceptance Receivables Trust, Ser 2023-2, Cl D
6.470%, 08/13/29 (A)	1,000,000	1,004,348

Description	Face Amount	Value
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl D
6.820%, 10/12/29 (A)	$1,000,000	$1,014,372
American Credit Acceptance Receivables Trust, Ser 2023-4, Cl D
7.650%, 09/12/30 (A)	1,000,000	1,038,950
Amur Equipment Finance Receivables XIII, Ser 2024-1A, Cl E
9.660%, 04/20/32 (A)	1,550,000	1,552,008
Avid Automobile Receivables Trust, Ser 2021-1, Cl F
5.160%, 10/16/28 (A)	2,000,000	1,850,577
CarNow Auto Receivables Trust, Ser 2021-2A, Cl E
4.450%, 02/15/28 (A)	1,000,000	911,310
Carvana Auto Receivables Trust, Ser 2021-N2, Cl E
2.900%, 03/10/28 (A)	1,927,492	1,799,375
CIG Auto Receivables Trust, Ser 2021-1A, Cl E
4.450%, 05/12/28 (A)	1,590,000	1,516,261
CPS Auto Receivables Trust, Ser 2019-B, Cl F
7.480%, 06/15/26 (A)	500,000	499,850
DT Auto Owner Trust, Ser 2019-4A, Cl E
3.930%, 10/15/26 (A)	2,000,000	1,989,190
DT Auto Owner Trust, Ser 2020-3A, Cl E
3.620%, 10/15/27 (A)	1,500,000	1,461,759
Exeter Automobile Receivables Trust, Ser 2022-2A, Cl E
6.340%, 10/15/29 (A)	1,443,000	1,391,052
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl E
4.690%, 08/15/29 (A)	1,000,000	873,621
GLS Auto Receivables Issuer Trust, Ser 2021-4A, Cl E
4.430%, 10/16/28 (A)	1,500,000	1,400,282
GoldenTree Loan Management US CLO 19, Ser 2024-19A, Cl B
%, TSFR3M + 1.900%, 04/20/37 (A)(B)	3,000,000	3,000,000
SAFCO Auto Receivables Trust, Ser 2024-1A, Cl E
10.850%, 01/18/30 (A)	500,000	501,952
Tricolor Auto Securitization Trust, Ser 2022-1A, Cl F
9.800%, 07/16/29 (A)	1,000,000	974,797
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl F
16.000%, 06/17/30 (A)	1,000,000	1,006,665

		28,696,392

Credit Card — 1.0%
Mercury Financial Credit Card Master Trust, Ser 2022-1A, Cl C
5.200%, 09/21/26 (A)	2,000,000	1,999,540

The accompanying notes are an integral part of the financial statements.

13

Description	Face Amount	Value

Other Asset-Backed Securities — 7.5%
Amur Equipment Finance Receivables X, Ser 2022-1A, Cl E
5.020%, 12/20/28 (A)	$1,348,000	$1,241,359
Audax Senior Debt 6, Ser 2021- 6A, Cl B
7.529%, TSFR3M + 2.212%, 10/20/33 (A)(B)	1,000,000	961,166
BHG Securitization Trust, Ser 2022-B, Cl D
6.690%, 06/18/35 (A)	998,895	964,285
CIFC Funding, Ser 2018-1A, Cl C
7.310%, TSFR3M + 2.012%, 04/18/31 (A)(B)	500,000	494,582
CP EF Asset Securitization I, Ser 2022-1A, Cl A
5.960%, 04/15/30 (A)	392,338	389,742
Credibly Asset Securitization II, Ser 2021-1A, Cl B
3.380%, 04/15/26 (A)	524,000	515,662
Kapitus Asset Securitization, Ser 2022-1A, Cl A
3.382%, 07/10/28 (A)	1,500,000	1,441,853
LCM XXII, Ser 2018-22A, Cl BR
7.579%, TSFR3M + 2.262%, 10/20/28 (A)(B)	1,500,000	1,483,512
Libra Solutions, Ser 2023-1A, Cl B
10.250%, 02/15/35 (A)	576,204	575,858
Mosaic Solar Loans, Ser 2017-2A, Cl B
4.770%, 06/22/43 (A)	176,870	161,215
NMEF Funding, Ser 2021-A, Cl D
5.780%, 12/15/27 (A)	1,300,000	1,281,234
Orange Lake Timeshare Trust, Ser 2019-A, Cl C
3.610%, 04/09/38 (A)	371,744	359,531
OZLM Funding IV, Ser 2017-4A, Cl BR
7.779%, TSFR3M + 2.462%, 10/22/30 (A)(B)	2,000,000	1,995,934
Pawneee Equipment Receivables, Ser 2021-1, Cl E
5.210%, 05/15/28 (A)	353,000	329,271
Pawneee Equipment Receivables, Ser 2022-1, Cl C
6.010%, 07/17/28 (A)	1,000,000	981,134
Sapphire Aviation Finance I, Ser 2018-1A, Cl B
5.926%, 03/15/40 (A)	254,928	152,957
SCF Equipment Leasing, Ser 2021-1A, Cl D
1.930%, 09/20/30 (A)	1,500,000	1,409,210

		14,738,505

Total Asset-Backed Securities (Cost $46,698,752)		45,434,437

COLLATERALIZED LOAN OBLIGATIONS — 16.1%

Apidos CLO XI, Ser 2021-11A, Cl ER3
12.148%, TSFR3M + 6.832%, 04/17/34 (A)(B)	1,000,000	998,784

Description	Face Amount	Value
BCC Middle Market, Ser 2018-1A, Cl B
8.579%, TSFR3M + 3.262%, 10/20/30 (A)(B)	$1,000,000	$978,860
BlueMountain XXX, Ser 2022-30A, Cl ER
12.014%, TSFR3M + 6.700%, 04/15/35 (A)(B)	2,000,000	1,895,266
Carlyle Global Market Strategies, Ser 2018-1A, Cl CR2
7.378%, TSFR3M + 2.062%, 04/17/31 (A)(B)	1,250,000	1,237,472
CARLYLE US, Ser 2018-1A, Cl B
7.429%, TSFR3M + 2.112%, 04/20/31 (A)(B)	2,000,000	1,984,966
Chenango Park, Ser 2018-1A, Cl B
7.426%, TSFR3M + 2.112%, 04/15/30 (A)(B)	1,000,000	986,929
Golub Capital Partners, Ser 2017-17A, Cl BR
8.486%, TSFR3M + 3.162%, 10/25/30 (A)(B)	1,500,000	1,467,490
Golub Capital Partners, Ser 2017-21A, Cl CR
8.036%, TSFR3M + 2.712%, 01/25/31 (A)(B)	3,000,000	2,901,300
Golub Capital Partners, Ser 2017-22A, Cl CR
7.429%, TSFR3M + 2.112%, 01/20/31 (A)(B)	1,500,000	1,484,084
Golub Capital Partners, Ser 2017-23A, Cl BR
7.129%, TSFR3M + 1.812%, 01/20/31 (A)(B)	1,000,000	992,223
Golub Capital Partners, Ser 2017-23A, Cl CR
7.379%, TSFR3M + 2.062%, 01/20/31 (A)(B)	2,000,000	1,981,352
Golub Capital Partners, Ser 2017-24A, Cl DR
9.434%, TSFR3M + 4.162%, 11/05/29 (A)(B)	2,000,000	1,925,742
Golub Capital Partners, Ser 2018-26A, Cl BR
7.129%, TSFR3M + 1.812%, 04/20/31 (A)(B)	1,000,000	991,060
Golub Capital Partners, Ser 2018-36A, Cl B
7.184%, TSFR3M + 1.912%, 02/05/31 (A)(B)	2,000,000	1,974,842
Golub Capital Partners, Ser 2018-36A, Cl C
7.634%, TSFR3M + 2.362%, 02/05/31 (A)(B)	1,500,000	1,447,811
MCF VIII, Ser 2018-1A, Cl B
7.310%, TSFR3M + 2.012%, 07/18/30 (A)(B)	3,000,000	2,962,050
Race Point IX, Ser 2017-9A, Cl BR
7.726%, TSFR3M + 2.412%, 10/15/30 (A)(B)	4,000,000	3,946,428

The accompanying notes are an integral part of the financial statements.

14

Description	Face Amount	Value
Race Point IX, Ser 2017-9A, Cl DR
12.476%, TSFR3M + 7.162%, 10/15/30 (A)(B)	$2,000,000	$1,612,706

Total Collateralized Loan Obligations (Cost $32,691,220)		31,769,365

MORTGAGE-BACKED SECURITIES — 7.8%

Commercial Mortgage-Backed Obligation — 4.0%
Benchmark Mortgage Trust, Ser 2020-B21, Cl D
2.000%, 12/17/53 (A)	1,000,000	589,104
BXMT, Ser 2020-FL2, Cl A
6.346%, TSFR1M + 1.014%, 02/15/38 (A)(B)	562,763	537,073
CAFL Issuer, Ser 2023-RTL1, Cl A2
9.300%, 12/28/30 (A)(C)	2,000,000	2,005,328
Cold Storage Trust, Ser 2020-ICE5, Cl E
8.219%, TSFR1M + 2.880%, 11/15/37 (A)(B)	982,991	980,533
Commercial Mortgage Trust, Ser 2014-UBS6, Cl C
4.581%, 12/10/47 (B)	1,000,000	884,906
Commercial Mortgage Trust, Ser 2015-DC1, Cl D
4.417%, 02/10/48 (A)(B)	1,517,000	1,092,060
FREMF Mortgage Trust, Ser 2016-K54, Cl C
4.191%, 04/25/48 (A)(B)	1,000,000	968,087
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl D
3.803%, 11/15/47 (A)(B)	1,000,000	913,115

		7,970,206

Non-Agency Residential Mortgage-Backed Obligation — 3.8%
Brean Asset Backed Securities Trust, Ser 2023-RM7, Cl A1
4.500%, 03/25/78 (A)(B)	1,000,000	909,846
PRET, Ser 2021-NPL3, Cl A2
3.721%, 07/25/51 (A)(C)	500,000	439,351
PRET, Ser 2021-RN3, Cl A1
1.843%, 09/25/51 (A)(C)	697,915	666,861
PRET, Ser 2021-RN4, Cl A2
5.194%, 10/25/51 (A)(B)	1,850,000	1,768,149
Pretium Mortgage Credit Partners I, Ser 2021-NPL1, Cl A2
4.213%, 09/27/60 (A)(C)	1,000,000	911,701
PRPM, Ser 2021-10, Cl A2
4.826%, 10/25/26 (A)(C)	1,000,000	979,209
RCO VI Mortgage, Ser 2022-1, Cl A2
5.250%, 01/25/27 (A)(C)	1,000,000	956,755
VOLT, Ser 2021-CF2, Cl A2
5.316%, 11/27/51 (A)(C)	1,000,000	839,478

		7,471,350

Total Mortgage-Backed Securities (Cost $16,354,814)		15,441,556

Description	Shares	Value
PREFERRED STOCK — 0.0%

Communication Services — 0.0%
MYT Holding LLC
10.000%, 06/07/29 (A)	64,528	$40,975

Total Preferred Stock (Cost $64,528)		40,975

COMMON STOCK — 0.0%

Industrials — 0.0%
Erickson *(D)	3,761	38

Total Common Stock (Cost $1,829,567)		38

	Face Amount

COMMERCIAL PAPER — 1.0%
Philip Morris International
5.469%, 02/16/24 (A)(E)	$1,000,000	997,598
Walgreens Boots Alliance
0.000%, 02/14/24 (A)(E)	1,000,000	997,445

Total Commercial Paper (Cost $1,995,454)		1,995,043

REPURCHASE AGREEMENT(F) — 6.1%
Tri Party Overnight
5.150%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $12,001,717 (collateralized by various Government Obligations, ranging in par value $755,000 - $57,696,099, 0.050% - 10.375%, 07/09/2029 - 02/25/2054, with a total market value of $12,887,785)	12,000,000	12,000,000

Total Repurchase Agreement (Cost $12,000,000)		12,000,000

Total Investments — 98.7% (Cost $200,398,239)		$195,053,712

Percentages are based on Net Assets of $197,631,780.

The accompanying notes are an integral part of the financial statements.

15

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at January 31, 2024 was $131,421,628 and represents 66.5% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on January 31, 2024. The coupon on a step bond changes on a specific date.
(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Interest rate represents the security’s effective yield at the time of purchase.
(F)	Tri-Party Repurchase Agreement.

The following is a summary of the level of inputs used as of January 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$88,372,298	$—	$88,372,298
Asset-Backed Securities	—	45,434,437	—	45,434,437
Collateralized Loan Obligations	—	31,769,365	—	31,769,365
Mortgage-Backed Securities	—	15,441,556	—	15,441,556
Commercial Paper	—	1,995,043	—	1,995,043
Preferred Stock	—	40,975	—	40,975
Common Stock	—	—	38	38
Repurchase Agreement	—	12,000,000	—	12,000,000

Total Investments in Securities	$—	$195,053,674	$38	$195,053,712

(1) A reconciliation of Level 3 investments is presented when the fund has significant amount of Level 3 investments at the end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2—Significant

Accounting Policies in the Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

16

SECTOR WEIGHTINGS†

Asset-Backed Security		41.2%
U.S. Treasury Obligation		24.9%
Corporate Obligation		21.7%
	Consumer Discretionary		1.4%
	Financials		8.5%
	Industrials		8.2%
	Information Technology		2.6%
	Real Estate		1.0%
U.S. Government Agency
Obligation		9.0%
Repurchase Agreement		2.8%
Mortgage-Backed Security		0.4%

† Percentages are based on total investments.

Description	Face Amount	Value
ASSET-BACKED SECURITIES — 40.7%

Automotive — 23.1%
American Credit Acceptance Receivables Trust, Ser 2022-4, Cl B
6.750%, 10/13/26 (A)	$2,000,000	$2,001,421
American Credit Acceptance Receivables Trust, Ser 2023-1, Cl C
5.590%, 04/12/29 (A)	1,000,000	998,207
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl C
6.440%, 10/12/29 (A)	5,000,000	5,062,041
Arivo Acceptance Auto Loan Receivables Trust, Ser 2021-1A, Cl A
1.190%, 01/15/27 (A)	137,824	135,963
Arivo Acceptance Auto Loan Receivables Trust, Ser 2022-1A, Cl A
3.930%, 05/15/28 (A)	355,659	349,643
Carmax Auto Owner Trust, Ser 2022-4, Cl C
6.490%, 07/17/28	3,500,000	3,588,900
Carmax Auto Owner Trust, Ser 2022-4, Cl D
8.080%, 04/16/29	1,500,000	1,565,568
Chase Issuance Trust, Ser 2023- A2, Cl A
5.080%, 09/15/30	3,000,000	3,081,889
Credit Acceptance Auto Loan Trust, Ser 2021-3A, Cl C
1.630%, 09/16/30 (A)	1,700,000	1,634,468
DT Auto Owner Trust, Ser 2020-3A, Cl C
1.470%, 06/15/26 (A)	344,193	341,247
DT Auto Owner Trust, Ser 2022-2A, Cl D
5.460%, 03/15/28 (A)	4,000,000	3,956,201
Flagship Credit Auto Trust, Ser 2022-4, Cl B
6.780%, 10/15/27 (A)	1,500,000	1,529,698
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl D
3.070%, 05/15/28 (A)	4,780,000	4,485,491

Description	Face Amount	Value
GLS Auto Receivables Issuer Trust, Ser 2021-2A, Cl D
1.420%, 04/15/27 (A)	$20,000	$19,047
Octane Receivables Trust, Ser 2021-1A, Cl A
0.930%, 03/22/27 (A)	261,107	257,602
Octane Receivables Trust, Ser 2021-2A, Cl A
1.210%, 09/20/28 (A)	441,609	430,596
Prestige Auto Receivables Trust, Ser 2021-1A, Cl D
2.080%, 02/15/28 (A)	4,000,000	3,670,593
Prestige Auto Receivables Trust, Ser 2023-1A, Cl B
5.550%, 04/15/27 (A)	8,000,000	7,986,791
Prestige Auto Receivables Trust, Ser 2023-2A, Cl C
7.120%, 08/15/29 (A)	4,250,000	4,364,786
United Auto Credit Securitization Trust, Ser 2023-1, Cl C
6.280%, 07/10/28 (A)	4,326,000	4,320,457
VFI ABS, Ser 2023-1A, Cl A
7.270%, 03/26/29 (A)	3,414,480	3,438,685
Westlake Automobile Receivables Trust, Ser 2022-3A, Cl D
6.680%, 04/17/28 (A)	7,000,000	7,071,480
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl D
7.010%, 11/15/28 (A)	3,000,000	3,051,238
World Omni Select Auto Trust, Ser 2023-A, Cl A2A
5.920%, 03/15/27	3,528,934	3,535,454

		66,877,466

Credit Card — 5.2%
Avant Credit Card Master Trust, Ser 2021-1A, Cl A
1.370%, 04/15/27 (A)	1,220,000	1,178,399
CARDS II Trust, Ser 2021-1A, Cl B
0.931%, 04/15/27 (A)	7,250,000	7,166,557
Continental Finance Credit Card ABS Master Trust, Ser 2021-A, Cl A
2.550%, 12/17/29 (A)	5,000,000	4,768,354
Genesis Sales Finance Master Trust, Ser 2021-AA, Cl A
1.200%, 12/21/26 (A)	2,000,000	1,921,287

		15,034,597

Other Asset-Backed Securities — 12.2%
Amur Equipment Finance Receivables X, Ser 2022-1A, Cl D
2.910%, 08/21/28 (A)	2,000,000	1,880,913
Aqua Finance Trust, Ser 2021-A, Cl B
2.400%, 07/17/46 (A)	1,000,000	825,250
BHG Securitization Trust, Ser 2021-B, Cl A
0.900%, 10/17/34 (A)	503,736	490,327
BHG Securitization Trust, Ser 2022-B, Cl A
3.750%, 06/18/35 (A)	145,754	145,225

The accompanying notes are an integral part of the financial statements.

17

Description	Face Amount	Value
BXG Receivables Note Trust, Ser 2023-A, Cl A
5.770%, 11/15/38 (A)	$4,102,963	$4,128,146
CLI Funding VI, Ser 2020-1A, Cl A
2.080%, 09/18/45 (A)	1,647,500	1,482,971
CP EF Asset Securitization I, Ser 2022-1A, Cl A
5.960%, 04/15/30 (A)	1,569,354	1,558,966
Marlette Funding Trust, Ser 2021-2A, Cl C
1.500%, 09/15/31 (A)	1,767,365	1,734,770
Mosaic Solar Loan Trust, Ser 2021-3A, Cl B
1.920%, 06/20/52 (A)	702,438	532,636
Mosaic Solar Loans, Ser 2017-1A, Cl A
4.450%, 06/20/42 (A)	175,655	166,166
New Economy Assets Phase 1 Sponsor, Ser 2021-1, Cl A1
1.910%, 10/20/61 (A)	2,000,000	1,759,438
Oportun Issuance Trust, Ser 2021- B, Cl A
1.470%, 05/08/31 (A)	1,750,000	1,654,824
Oportun Issuance Trust, Ser 2022- A, Cl C
7.400%, 06/09/31 (A)	2,030,000	1,980,237
Pawneee Equipment Receivables, Ser 2022-1, Cl C
6.010%, 07/17/28 (A)	5,000,000	4,905,668
Verizon Master Trust, Ser 2023-4, Cl C
5.650%, 06/20/29	9,700,000	9,789,853
VFI ABS, Ser 2022-1A, Cl A
2.230%, 03/24/28 (A)	520,154	511,862
Westgate Resorts, Ser 2022-1A, Cl C
2.488%, 08/20/36 (A)	1,913,918	1,823,330

		35,370,582

Student Loan — 0.2%
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1
2.550%, 05/25/41 (A)	406,629	382,959

Total Asset-Backed Securities (Cost $119,385,745)		117,665,604

U.S. TREASURY OBLIGATIONS — 24.5%
U.S. Treasury Notes
4.875%, 11/30/25	25,000,000	25,259,766
4.625%, 11/15/26	25,000,000	25,382,812
4.375%, 11/30/28	20,000,000	20,439,062

Total U.S. Treasury Obligations (Cost $70,247,278)		71,081,640

CORPORATE OBLIGATIONS — 21.5%

Consumer Discretionary — 1.4%
Hyundai Capital America
5.300%, 01/08/29 (A)	4,000,000	4,057,066

Financials — 8.4%
Capital One Financial
4.200%, 10/29/25	10,000,000	9,829,064

Description	Face Amount	Value
Charles Schwab
5.643%, SOFRRATE + 2.210%, 05/19/29 (B)	$5,000,000	$5,115,763
Fifth Third Bancorp
6.361%, SOFRINDX + 2.192%, 10/27/28 (B)	8,000,000	8,260,804
Golub Capital BDC
7.050%, 12/05/28	1,200,000	1,243,877

		24,449,508

Industrials — 8.2%
AerCap Ireland Capital DAC
1.750%, 01/30/26	5,000,000	4,657,229
1.750%, 10/29/24	1,000,000	970,930
Delta Air Lines
7.000%, 05/01/25 (A)	5,000,000	5,091,786
Molex Electronic Technologies
3.900%, 04/15/25 (A)	10,030,000	9,747,380
Penske Truck Leasing
5.750%, 05/24/26 (A)	3,000,000	3,028,653

		23,495,978

Information Technology — 2.5%
Kyndryl Holdings
2.050%, 10/15/26	8,000,000	7,328,133

Real Estate — 1.0%
Corporate Office Properties
2.250%, 03/15/26 ‡	3,000,000	2,818,395

Total Corporate Obligations (Cost $63,557,383)		62,149,080

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.9%
FFCB
5.480%, 10/25/27	5,000,000	4,999,538
FHLMC
5.375%, 11/15/24	5,000,000	4,991,834
5.150%, 10/17/24	3,800,000	3,790,155
5.000%, 07/26/24	5,000,000	4,989,437
FNMA
5.030%, 04/10/24	7,000,000	6,995,067

Total U.S. Government Agency Obligations (Cost $25,800,000)		25,766,031

MORTGAGE-BACKED SECURITY — 0.4%

Commercial Mortgage-Backed Obligation — 0.4%
Benchmark Mortgage Trust, Ser 2020-B19, Cl A2
1.691%, 09/15/53	1,305,000	1,204,043

Total Mortgage-Backed Security (Cost $1,340,997)		1,204,043

The accompanying notes are an integral part of the financial statements.

18

Description	Face Amount	Value

REPURCHASE AGREEMENT(C) — 2.8%
Tri Party Overnight
5.150%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $8,001,144 (collateralized by various Government Obligations, ranging in par value $628,000 - $99,999,877, 0.020% - 6.000%, 10/20/2033 - 02/25/2054, with a total market value of $8,731,020)	$8,000,000	$8,000,000

Total Repurchase Agreement (Cost $8,000,000)		8,000,000

Total Investments — 98.8% (Cost $288,331,403)		$285,866,398

Percentages are based on Net Assets of $289,288,351.

‡	Real Estate Investment Trust
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at January 31, 2024 was $118,028,825 and represents 40.8% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Tri-Party Repurchase Agreement.

As of January 31, 2024, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

19

SECTOR WEIGHTINGS†

Municipal Bond		84.4%
	Education		54.4%
	General Obligations		19.3%
	General Revenue		3.2%
	Housing		1.0%
	Power		3.4%
	Transportation		3.1%
Commercial Paper		15.6%

† Percentages are based on total investments.

Description	Face Amount	Value
MUNICIPAL BONDS — 83.4%
California — 3.8%
California State, Municipal Finance Authority, Ser A, RB
5.000%, 03/01/25(A)	$410,000	$407,859
California State, School Finance Authority, RB , Pre-Refunded @ 100
5.350%, 08/01/24(A)(B)	100,000	100,000
Mount Diablo Unified School District, Ser A, GO
4.000%, 08/01/31	100,000	110,535

		618,394

Colorado — 3.3%
El Paso County, School District No. 49 Falcon, Ser B, COP
5.000%, 12/15/26	500,000	529,911

Florida — 3.6%
City of Fort Lauderdale Florida, GO
5.000%, 07/01/35	500,000	587,496

Idaho — 1.9%
Idaho State, Housing & Finance Association, RB
4.000%, 07/01/26(A)	320,000	316,298

Michigan — 3.1%
Taylor, Brownfield Redevelopment Authority, RB, NATL
4.000%, 05/01/28	500,000	501,292

Minnesota — 1.0%
Minnesota State, Housing Finance Agency, Ser A, RB, GNMA
2.600%, 09/01/42	180,375	159,429

Ohio — 0.9%
City of Medina Ohio, GO
4.000%, 12/01/32	140,000	153,236

Oklahoma — 3.2%
University of Oklahoma, Ser C, RB
5.000%, 07/01/35	500,000	511,750

South Carolina — 8.6%
Hilton Head Island, Ser C, GO, ST AID WITHHLDG
2.250%, 03/01/33	530,000	473,526
2.125%, 03/01/32	520,000	465,247
2.000%, 03/01/30	495,000	450,380

		1,389,153

Texas — 54.0%
Azle Independent School District, GO, PSF-GTD
4.000%, 02/15/47	500,000	496,348

Description	Face Amount	Value
Board of Regents of the University of Texas System, Ser A, RB
2.000%, 08/15/36	$1,000,000	$816,945
Bruceville-Eddy Independent School District, GO, PSF-GTD
4.000%, 08/15/31	500,000	500,379
Central Texas Turnpike System, Sub-Ser C, RB
5.000%, 08/15/42	500,000	502,145
Clifton, Higher Education Finance, Ser A, RB
3.375%, 12/01/24	270,000	267,214
Clifton, Higher Education Finance, Ser B, RB
5.000%, 08/15/25	460,000	468,406
Crandall Independent School District, GO, PSF-GTD
4.000%, 08/15/48	500,000	493,832
Cypress-Fairbanks Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/30	500,000	556,566
La Vernia, Higher Education Finance, Ser A, RB
4.200%, 08/15/25(A)(C)	225,000	227,097
Liberty Hill Independent School District, GO, PSF-GTD
5.000%, 02/01/49	700,000	724,889
Liberty Hill Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/01/41	500,000	558,075
Lower Colorado River Authority, RB
5.000%, 05/15/39	500,000	547,748
Main Street Market Square Redevelopment Authority, TA, BAM
5.000%, 09/01/29	500,000	518,097
New Braunfels Independent School District, Ser B, GO, PSF-GTD
4.375%, 02/01/40	500,000	522,258
Plainview Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/46	525,000	563,678
Pottsboro Independent School District, GO, PSF-GTD
5.000%, 02/15/47	500,000	546,677
Seminole, Hospital District, GO
4.000%, 02/15/31	545,000	454,281

		8,764,635

Total Municipal Bonds (Cost $13,870,008)		13,531,594

	Face Amount

COMMERCIAL PAPER — 15.4%
Board of Regents of the University of Texas System
3.350%, 06/06/24 (D)	1,000,000	999,476
Houston Higher Education Finance
3.250%, 05/24/24 (D)	500,000	499,605

The accompanying notes are an integral part of the financial statements.

20

Description		Value
North Texas Municipal Water Distribution, Upper East Fork Wastewater
4.250%, 02/07/24 (D)	$1,000,000	$999,976

Total Commercial Paper (Cost $2,499,755)		2,499,057

Total Investments — 98.8% (Cost $16,369,763)		$16,030,651

Percentages are based on Net Assets of $16,228,860.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at January 31, 2024 was $1,051,254 and represents 6.5% of Net Assets.

(B)	Pre-Refunded Securities—The maturity date shown is the pre-refunded date.
(C)	Escrowed to Maturity
(D)	Interest rate represents the security’s effective yield at the time of purchase.

As of January 31, 2024, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

21

Portfolio Abbreviations

ABS — Asset-Backed Security

BAM — Build America Mutual

Cl — Class

CLO — Collateralized Loan Obligation

COP — Certificate of Participation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IO — Interest Only - face amount represents notional amount

LLC — Limited Liability Company

MTN — Medium Term Note

NATL — National Public Finance Guaranty Corporation

PSF-GTD — Texas Public School Fund Guarantee

RB — Revenue Bond

Ser — Series

SOFR — Secured Overnight Financing Rate

STRIPS — Separately Traded Registered Interest and Principal Securities

TA — Tax Allocation

Currency Abbreviations

USD — U.S. Dollar

22

	Growth Equity Fund		Total Return Bond Fund	Credit Fund
Assets:
Investments at Value		$212,233,515	$2,883,557,182	$183,053,712
Repurchase Agreements at Value		–	20,000,000	12,000,000
Foreign Currency		–	85	–
Cash		2,066,432	1,527,634	6,230,123
Receivable for Investment Securities Sold		220,152	675,000	–
Receivable for Capital Shares Sold		172,188	8,225,234	2,260,176
Dividends and Interest Receivable		63,601	26,311,582	1,768,615
Foreign Tax Reclaim Receivable		9,264	–	–
Cash Collateral on Futures Contracts		–	40,601	–
Prepaid Expenses		65,422	64,828	34,778

Total Assets		214,830,574	2,940,402,146	205,347,404

Liabilities:
Payable Due to Investment Adviser		98,285	843,086	81,057
Payable Due to Administrator		14,310	175,341	11,800
Payable Due to Distributor - Investor Class Shares		4,010	44,659	6,780
Payable Due to Distributor - A Class Shares		–	1,284	415
Shareholder Servicing Fees Payable - A Class Shares		–	1,580	–
Payable for Capital Shares Redeemed		116,940	2,187,976	59,777
Professional Fees Payable		19,614	59,765	30,936
Transfer Agent Fees Payable		8,955	62,161	9,537
Payable Due to Trustees		3,423	33,295	2,091
Pricing Fees Payable		311	33,230	11,132
Chief Compliance Officer Fees Payable		162	6,431	–
Payable for Investment Securities Purchased		–	15,068,561	7,497,725
Income Distribution Payable		–	95	–
Other Accrued Expenses		4,749	60,159	4,374

Total Liabilities		270,759	18,577,623	7,715,624

Net Assets		$214,559,815	$2,921,824,523	$197,631,780

NET ASSETS:
Paid-in Capital		$4,669,418	$3,197,550,653	$209,616,547
Total Distributable Earnings (Accumulated Loss)		209,890,397	(275,726,130)	(11,984,767)

Net Assets		$214,559,815	$2,921,824,523	$197,631,780

Institutional Class Shares:
Net Assets		$196,515,300	$2,692,329,692	$158,229,342

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)		12,945,572	277,587,269	17,019,919
Net Asset Value, Offering and Redemption Price Per Share		$15.18	$9.70	$9.30

Investor Class Shares:
Net Assets		$18,044,515	$223,394,044	$37,621,300

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)		1,232,338	23,041,538	4,054,423
Net Asset Value, Offering and Redemption Price Per Share		$14.64	$9.70	$9.28

A Class Shares:
Net Assets	$	N/A	$6,100,787	$1,781,138

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)		N/A	629,849	192,050
Net Asset Value, Offering and Redemption Price Per Share	$	N/A	$9.69	$9.27

Maximum Offering Price Per Share – Class A	$	N/A	$10.01	$9.48

Cost of Investments		$84,768,537	$2,911,347,642	$188,398,239
Cost of Repurchased Agreements		$–	$20,000,000	$12,000,000
Cost of Foreign Currency		$–	$86	$–

“N/A” designates that the Fund does not offer this class.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

23

	Low Duration Bond Fund	Municipal Bond Fund
Assets:
Investments at Value	$277,866,398	$16,030,651
Repurchase Agreements at Value	8,000,000	–
Cash	1,064,873	–
Dividends and Interest Receivable	1,821,548	221,836
Receivable for Capital Shares Sold	804,084	–
Prepaid Expenses	21,115	16,377

Total Assets	289,578,018	16,268,864

Liabilities:
Payable Due to Investment Adviser	73,334	3,776
Payable Due to Administrator	17,794	1,100
Payable Due to Distributor - Investor Class Shares	754	619
Payable for Capital Shares Redeemed	149,423	–
Professional Fees Payable	23,591	20,700
Transfer Agent Fees Payable	9,667	4,693
Pricing Fees Payable	5,581	1,284
Payable Due to Trustees	3,755	278
Chief Compliance Officer Fees Payable	222	–
Payable to Custodian	–	7,031
Other Accrued Expenses	5,546	523

Total Liabilities	289,667	40,004

Net Assets	$289,288,351	$16,228,860

NET ASSETS:
Paid-in Capital	$312,501,612	$16,554,396
Total Distributable Earnings (Accumulated Loss)	(23,213,261)	(325,536)

Net Assets	$289,288,351	$16,228,860

Institutional Class Shares:
Net Assets	$285,934,647	$14,568,732

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	29,192,994	1,540,237
Net Asset Value, Offering and Redemption Price Per Share	$9.79	$9.46

Investor Class Shares:
Net Assets	$3,353,704	$1,660,128

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	342,167	175,230
Net Asset Value, Offering and Redemption Price Per Share	$9.80	$9.47

Cost of Investments	$280,331,403	$16,369,763
Cost of Repurchased Agreements	$8,000,000	$–

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

24

	Growth Equity Fund	Total Return Bond Fund	Credit Fund
Investment Income:
Dividend Income	$960,674	$–	$–
Interest Income	–	101,892,771	6,257,705
Foreign Taxes Withheld	(1,924)	–	–

Total Investment Income	958,750	101,892,771	6,257,705

Expenses:
Investment Advisory Fees	699,618	4,881,028	436,586
Administration Fees	101,897	1,015,533	63,581
Distribution Fees - Investor Class Shares	40,163	301,046	38,437
Distribution Fees - A Class Shares	N/A	7,565	1,799
Trustees’ Fees	5,012	47,974	2,941
Chief Compliance Officer Fees	670	6,227	427
Shareholder Servicing Fees	N/A	3,026	N/A
Transfer Agent Fees	29,682	236,639	31,286
Registration Fees	23,866	79,728	39,043
Professional Fees	21,991	91,664	32,225
Printing Fees	4,637	45,203	2,800
Custodian Fees	2,153	16,092	1,202
Pricing Fees	688	57,331	20,673
Insurance and Other Expenses	5,963	56,512	3,437

Total Expenses	936,340	6,845,568	674,437
Less: Fees Paid Indirectly	(3,666)	(61,134)	(4,602)

Net Expenses	932,674	6,784,434	669,835

Net Investment Income	26,076	95,108,337	5,587,870

Net Realized Gain/(Loss) on:
Investments	87,407,157	(10,988,312)	(403,084)

Net Realized Gain/(Loss)	87,407,157	(10,988,312)	(403,084)

Net Change in Unrealized Appreciation (Depreciation)	(59,472,526)	92,560,407	5,948,406

Net Realized and Unrealized Gain	27,934,631	81,572,095	5,545,322

Increase in Net Assets Resulting from Operations	$27,960,707	$176,680,432	$11,133,192

Amounts designated as “—” are $0.

“N/A” designates that the Fund does not offer this class.

The accompanying notes are an integral part of the financial statements.

25

	Low Duration Bond Fund	Municipal Bond Fund
Investment Income:
Interest Income	$6,752,871	$446,852

Total Investment Income	6,752,871	446,852

Expenses:
Investment Advisory Fees	458,988	26,733
Administration Fees	111,420	7,787
Distribution Fees - Investor Class Shares	11,577	5,825
Trustees’ Fees	5,376	389
Chief Compliance Officer Fees	717	92
Transfer Agent Fees	30,849	14,341
Professional Fees	26,196	20,904
Registration Fees	24,056	18,086
Pricing Fees	9,160	2,176
Printing Fees	4,978	358
Custodian Fees	1,635	231
Insurance and Other Expenses	6,588	497

Total Expenses	691,540	97,419
Less: Fees Paid Indirectly	(3,567)	(235)

Net Expenses	687,973	97,184

Net Investment Income	6,064,898	349,668

Net Realized Gain/(Loss)	(3,330,779)	(170,777)

Net Change in Unrealized Appreciation (Depreciation)	8,558,548	181,708

Net Realized and Unrealized Gain	5,227,769	10,931

Increase in Net Assets Resulting from Operations	$11,292,667	$360,599

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

26

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	Growth Equity Fund

	Six months ended January 31, 2024	Year ended July 31, 2023
Operations:
Net Investment Income (Loss)	$26,076	$488,316
Net Realized Gain	87,407,157	37,210,782
Net Change in Unrealized Appreciation (Depreciation)	(59,472,526)	1,539,349

Net Increase in Net Assets Resulting from Operations	27,960,707	39,238,447

Distributions:
Institutional Class Shares	(38,049,107)	(25,062,988)
Investor Class Shares	(2,338,795)	(5,184,354)
A Class Shares	N/A	N/A

Total Distributions	(40,387,902)	(30,247,342)

Capital Share Transactions:

Institutional Class Shares:
Issued	50,140,096	26,307,969
Reinvestment of Dividends	26,414,831	15,845,096
Redeemed	(130,070,356)	(75,806,336)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	(53,515,429)	(33,653,271)

Investor Class Shares:
Issued	2,561,231	5,567,063
Reinvestment of Dividends	2,257,969	5,123,670
Redeemed	(39,518,363)	(9,031,507)

Net Increase (Decrease) in Net Assets from Investor Class Share Transactions	(34,699,163)	1,659,226

A Class Shares:
Issued	N/A	N/A
Reinvestment of Dividends	N/A	N/A
Redeemed	N/A	N/A

Net Increase (Decrease) in Net Assets from A Class Share Transactions	N/A	N/A

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(88,214,592)	(31,994,045)

Total Increase (Decrease) in Net Assets	(100,641,787)	(23,002,940)

Net assets:
Beginning of Period	315,201,602	338,204,542

End of Period	$214,559,815	$315,201,602

Share Transactions:

Institutional Class Shares:
Issued	3,436,950	1,937,979
Reinvestment of Dividends	1,869,076	1,317,132
Redeemed	(8,907,485)	(5,535,671)

Total Increase (Decrease) in Institutional Class Shares	(3,601,459)	(2,280,560)

Investor Class Shares:
Issued	178,502	428,340
Reinvestment of Dividends	165,783	438,295
Redeemed	(2,685,721)	(672,721)

Total Increase (Decrease) in Investor Class Shares	(2,341,436)	193,914

A Class Shares:
Issued	N/A	N/A
Reinvestment of Dividends	N/A	N/A
Redeemed	N/A	N/A

Total Increase (Decrease) in A Class Shares	N/A	N/A

Net Increase (Decrease) in Shares Outstanding	(5,942,895)	(2,086,646)

Amounts designated as “—” are $0.

“N/A” designates that the Fund does not offer this class.

The accompanying notes are an integral part of the financial statements.

28

Total Return Bond Fund		Credit Fund		Low Duration Bond Fund		Municipal Bond Fund
Six months ended January 31, 2024	Year ended July 31, 2023	Six months ended January 31, 2024	Year ended July 31, 2023	Six months ended January 31, 2024	Year ended July 31, 2023	Six months ended January 31, 2024	Year ended July 31, 2023

$95,108,337	$151,532,381	$5,587,870	$9,316,144	$6,064,898	$10,907,122	$349,668	$769,932
(10,988,312)	(74,285,266)	(403,084)	(4,241,160)	(3,330,779)	(14,850,217)	(170,777)	(24,052)
92,560,407	(25,176,519)	5,948,406	2,947,524	8,558,548	7,337,971	181,708	(650,812)

176,680,432	52,070,596	11,133,192	8,022,508	11,292,667	3,394,876	360,599	95,068

(70,743,990)	(135,856,999)	(4,605,482)	(7,842,548)	(5,996,800)	(10,290,434)	(208,710)	(683,261)
(6,274,457)	(14,822,377)	(963,206)	(1,580,341)	(161,935)	(544,640)	(49,175)	(121,275)
(156,582)	(418,200)	(45,117)	(60,742)	N/A	N/A	N/A	N/A

(77,175,029)	(151,097,576)	(5,613,805)	(9,483,631)	(6,158,735)	(10,835,074)	(257,885)	(804,536)

453,841,773	694,114,920	34,715,642	23,057,562	26,313,095	44,457,662	244,190	5,674,456
46,753,416	85,757,986	1,450,398	1,912,894	2,578,679	4,042,044	141,370	349,476
(375,082,279)	(654,551,611)	(11,382,397)	(38,516,083)	(66,006,084)	(99,116,471)	(5,999,522)	(13,643,381)

125,512,910	125,321,295	24,783,643	(13,545,627)	(37,114,310)	(50,616,765)	(5,613,962)	(7,619,449)

23,476,904	30,835,131	12,287,687	19,113,606	435,356	3,282,996	7,918	665,868
5,266,200	12,781,790	916,406	1,486,602	153,474	529,792	49,170	121,157
(74,398,093)	(73,975,113)	(7,829,449)	(7,565,369)	(14,831,394)	(8,037,414)	(3,545,643)	(218,347)

(45,654,989)	(30,358,192)	5,374,644	13,034,839	(14,242,564)	(4,224,626)	(3,488,555)	568,678

57,967	16,572	701,039	9,749	N/A	N/A	N/A	N/A
52,193	118,459	42,943	54,870	N/A	N/A	N/A	N/A
(296,680)	(3,829,280)	(43,718)	(119,436)	N/A	N/A	N/A	N/A

(186,520)	(3,694,249)	700,264	(54,817)	N/A	N/A	N/A	N/A

79,671,401	91,268,854	30,858,551	(565,605)	(51,356,874)	(54,841,391)	(9,102,517)	(7,050,771)

179,176,804	(7,758,126)	36,377,938	(2,026,728)	(46,222,942)	(62,281,589)	(8,999,803)	(7,760,239)

2,742,647,719	2,750,405,845	161,253,842	163,280,570	335,511,293	397,792,882	25,228,663	32,988,902

$2,921,824,523	$2,742,647,719	$197,631,780	$161,253,842	$289,288,351	$335,511,293	$16,228,860	$25,228,663

48,425,592	73,420,239	3,848,805	2,559,576	2,712,302	4,599,869	25,740	600,696
4,987,298	9,133,154	159,680	214,658	266,665	419,978	15,248	37,162
(40,104,581)	(69,472,918)	(1,257,054)	(4,290,379)	(6,827,292)	(10,274,821)	(642,976)	(1,449,385)

13,308,309	13,080,475	2,751,431	(1,516,145)	(3,848,325)	(5,254,974)	(601,988)	(811,527)

2,514,388	3,255,523	1,342,716	2,144,445	44,820	339,169	857	71,414
562,634	1,361,230	101,246	167,199	15,913	55,020	5,312	12,882
(8,040,847)	(7,840,462)	(873,037)	(848,978)	(1,540,011)	(833,198)	(374,668)	(22,924)

(4,963,825)	(3,223,709)	570,925	1,462,666	(1,479,278)	(439,009)	(368,499)	61,372

6,230	1,783	78,282	1,093	N/A	N/A	N/A	N/A
5,580	12,631	4,740	6,173	N/A	N/A	N/A	N/A
(31,567)	(404,890)	(4,809)	(13,361)	N/A	N/A	N/A	N/A

(19,757)	(390,476)	78,213	(6,095)	N/A	N/A	N/A	N/A

8,324,727	9,466,290	3,400,569	(59,574)	(5,327,603)	(5,693,983)	(970,487)	(750,155)

The accompanying notes are an integral part of the financial statements.

29

For a Share Outstanding Throughout Each Period

For the Six Months Ended January 31, 2024 (Unaudited) and the Years Ended July 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Operations	Dividends from Net Investment Income	Distribution from Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Growth Equity Fund
Institutional Class Shares
2024***	$15.75	$—	$1.79	$1.79	$(0.01)	$(2.35)	$(2.36)	$15.18	12.52	%**	196,515	0.64	%*	0.64	%*	0.05%*	9	%**
2023	15.29	0.03	1.87	1.90	—	(1.44)	(1.44)	15.75	15.34		260,597	0.63		0.63		0.21	12
2022	20.28	(0.02)	(2.56)	(2.58)	—	(2.41)	(2.41)	15.29	(14.97)		287,799	0.63		0.63		(0.11)	7
2021	15.95	(0.01)	4.96	4.95	(0.01)	(0.61)	(0.62)	20.28	31.83		389,166	0.63		0.63		(0.06)	17
2020	13.82	0.03	3.53	3.56	(0.04)	(1.39)	(1.43)	15.95	27.91		339,542	0.64		0.64		0.20	17
2019	14.49	0.05	1.09	1.14	(0.04)	(1.77)	(1.81)	13.82	10.34		290,773	0.63		0.63		0.34	25
Investor Class Shares
2024***	$15.28	$(0.02)	$1.73	$1.71	$—	$(2.35)	$(2.35)	$14.64	12.36	%**	18,045	0.89	%*	0.89	%*	(0.21)%*	9	%**
2023	14.91	(0.01)	1.82	1.81	—	(1.44)	(1.44)	15.28	15.11		54,604	0.88		0.88		(0.05)	12
2022	19.89	(0.06)	(2.51)	(2.57)	—	(2.41)	(2.41)	14.91	(15.24)		50,405	0.88		0.88		(0.36)	7
2021	15.68	(0.05)	4.87	4.82	—	(0.61)	(0.61)	19.89	31.52		69,343	0.88		0.88		(0.31)	17
2020	13.61	(0.01)	3.48	3.47	(0.01)	(1.39)	(1.40)	15.68	27.62		56,812	0.89		0.89		(0.05)	17
2019	14.30	0.01	1.08	1.09	(0.01)	(1.77)	(1.78)	13.61	10.05		47,111	0.88		0.88		0.09	25
Total Return Bond Fund
Institutional Class Shares
2024***	$9.36	$0.32	$0.28	$0.60	$(0.26)	$—	$(0.26)	$9.70	6.55	%**	2,692,330	0.47	%*	0.47	%*	6.86%*	28	%**
2023	9.70	0.53	(0.34)	0.19	(0.53)	—	(0.53)	9.36	2.05		2,474,473	0.46		0.47		5.60	64
2022	10.40	0.35	(0.69)	(0.34)	(0.36)	—	(0.36)	9.70	(3.30)		2,437,441	0.47		0.47		3.46	73
2021	10.07	0.30	0.38	0.68	(0.35)	—	(0.35)	10.40	6.85		2,741,353	0.46		0.46		2.93	38
2020	10.42	0.38	(0.32)	0.06	(0.41)	—	(0.41)	10.07	0.60		2,834,690	0.47		0.47		3.74	48
2019	10.28	0.39	0.13	0.52	(0.38)	—	(0.38)	10.42	5.19		3,191,392	0.47		0.48		3.77	40
Investor Class Shares
2024***	$9.36	$0.31	$0.28	$0.59	$(0.25)	$—	$(0.25)	$9.70	6.42	%**	223,394	0.72	%*	0.72	%*	6.60%*	28	%**
2023	9.70	0.50	(0.34)	0.16	(0.50)	—	(0.50)	9.36	1.79		262,100	0.71		0.72		5.34	64
2022	10.40	0.32	(0.68)	(0.36)	(0.34)	—	(0.34)	9.70	(3.55)		302,887	0.72		0.72		3.20	73
2021	10.07	0.27	0.38	0.65	(0.32)	—	(0.32)	10.40	6.59		368,782	0.71		0.71		2.67	38
2020	10.41	0.35	(0.31)	0.04	(0.38)	—	(0.38)	10.07	0.44		429,079	0.72		0.72		3.47	48
2019	10.28	0.36	0.13	0.49	(0.36)	—	(0.36)	10.41	4.83		520,291	0.72		0.73		3.51	40
A Class Shares
2024***	$9.35	$0.31	$0.27	$0.58	$(0.24)	$—	$(0.24)	$9.69	6.37	%**	6,101	0.82	%*	0.82	%*	6.51%*	28	%**
2023	9.69	0.49	(0.34)	0.15	(0.49)	—	(0.49)	9.35	1.69		6,075	0.81		0.82		5.23	64
2022	10.40	0.32	(0.69)	(0.37)	(0.34)	—	(0.34)	9.69	(3.63)		10,078	0.79		0.79		3.19	73
2021	10.06	0.28	0.39	0.67	(0.33)	—	(0.33)	10.40	6.71		6,894	0.72		0.72		2.69	38
2020	10.41	0.35	(0.32)	0.03	(0.38)	—	(0.38)	10.06	0.34		1,788	0.72		0.72		3.47	48
2019	10.28	0.36	0.11	0.47	(0.34)	—	(0.34)	10.41	4.69		998	0.82		0.83		3.49	40

*	Annualized.
**	Not annualized.
***	Six Months Ended January 31, 2024.
†	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the applicable sales charge, if applicable.
(1)	Per share data calculated using average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

30

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss)	Total from Operations	Dividends from Net Investment Income	Distribution from Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Credit Fund
Institutional Class Shares

2024***	$9.03	$0.29	$0.27	$0.56	$(0.29)	$—	$(0.29)	$9.30	6.36	%**	158,229	0.72	%*	0.73	%*	6.46	%*	11	%**

2023	9.11	0.53	(0.07)	0.46	(0.54)	—	(0.54)	9.03	5.31		128,833	0.73		0.73		5.90		16

2022	10.12	0.42	(1.02)	(0.60)	(0.41)	—^^	(0.41)	9.11	(6.05)		143,810	0.71		0.71		4.36		29

2021	9.47	0.37	0.67	1.04	(0.39)	—	(0.39)	10.12	11.12		166,805	0.71		0.71		3.78		21

2020	9.72	0.41	(0.25)	0.16	(0.41)	—	(0.41)	9.47	1.79		194,182	0.71		0.71		4.35		35

2019	9.78	0.40	0.06	0.46	(0.49)	(0.03)	(0.52)	9.72	4.88		199,800	0.70		0.70		4.18		19

Investor Class Shares

2024***	$9.01	$0.28	$0.27	$0.55	$(0.28)	$—	$(0.28)	$9.28	6.24	%**	37,621	0.97	%*	0.98	%*	6.20	%*	11	%**

2023	9.10	0.51	(0.08)	0.43	(0.52)	—	(0.52)	9.01	4.94		31,396	0.98		0.98		5.72		16

2022	10.10	0.40	(1.01)	(0.61)	(0.39)	—^^	(0.39)	9.10	(6.19)		18,380	0.96		0.96		4.18		29

2021	9.46	0.35	0.65	1.00	(0.36)	—	(0.36)	10.10	10.74		9,333	0.96		0.96		3.52		21

2020	9.71	0.39	(0.25)	0.14	(0.39)	—	(0.39)	9.46	1.53		10,815	0.96		0.96		4.11		35

2019	9.77	0.38	0.05	0.43	(0.46)	(0.03)	(0.49)	9.71	4.62		13,366	0.95		0.95		3.93		19

A Class Shares

2024***	$9.01	$0.28	$0.26	$0.54	$(0.28)	$—	$(0.28)	$9.27	6.13	%**	1,781	0.97	%*	0.98	%*	6.22	%*	11	%**

2023	9.09	0.51	(0.07)	0.44	(0.52)	—	(0.52)	9.01	5.06		1,025	0.98		0.98		5.66		16

2022	10.10	0.40	(1.02)	(0.62)	(0.39)	—^^	(0.39)	9.09	(6.30)		1,090	0.96		0.96		4.12		29

2021	9.45	0.35	0.66	1.01	(0.36)	—	(0.36)	10.10	10.87		1,022	0.96		0.96		3.51		21

2020	9.71	0.38	(0.25)	0.13	(0.39)	—	(0.39)	9.45	1.44		638	0.96		0.96		4.06		35

2019	9.76	0.37	0.06	0.43	(0.45)	(0.03)	(0.48)	9.71	4.60		390	1.05		1.05		3.83		19

*	Annualized.
**	Not annualized.
***	Six Months Ended January 31, 2024.
†	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the applicable sales charge, if applicable.
^^	Amount is less than $0.005 per share.
(1)	Per share data calculated using average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

31

For a Share Outstanding Throughout Each Period

For the Six Months Ended January 31, 2024 (Unaudited) and the Years Ended July 31,

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss)	Total from Operations	Dividends from Net Investment Income	Distribution from Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Low Duration Bond Fund
Institutional Class Shares

2024***	$9.62	$0.19	$0.18	$0.37	$(0.20)	$—	$(0.20)	$9.79	3.89	%**	285,935	0.44	%*	0.45	%*	3.98	%*	34	%**

2023	9.81	0.29	(0.19)	0.10	(0.29)	—	(0.29)	9.62	1.05		317,976	0.43		0.44		2.97		81

2022	10.47	0.13	(0.60)	(0.47)	(0.13)	(0.06)	(0.19)	9.81	(4.49)		375,615	0.43		0.43		1.32		36

2021	10.47	0.16	0.03	0.19	(0.17)	(0.02)	(0.19)	10.47	1.82		454,723	0.43		0.43		1.50		49

2020	10.28	0.20	0.19	0.39	(0.20)	—	(0.20)	10.47	3.86		402,977	0.44		0.44		1.96		71

2019	10.14	0.22	0.13	0.35	(0.21)	—	(0.21)	10.28	3.52		318,215	0.43		0.43		2.16		23

Investor Class Shares

2024***	$9.63	$0.18	$0.18	$0.36	$(0.19)	$—	$(0.19)	$9.80	3.73	%**	3,354	0.69	%*	0.69	%*	3.67	%*	34	%**

2023	9.81	0.26	(0.18)	0.08	(0.26)	—	(0.26)	9.63	0.90		17,535	0.68		0.69		2.72		81

2022	10.48	0.11	(0.61)	(0.50)	(0.11)	(0.06)	(0.17)	9.81	(4.83)		22,178	0.68		0.68		1.07		36

2021	10.48	0.13	0.03	0.16	(0.14)	(0.02)	(0.16)	10.48	1.56		29,523	0.68		0.68		1.25		49

2020	10.28	0.18	0.20	0.38	(0.18)	—	(0.18)	10.48	3.70		27,415	0.69		0.69		1.72		71

2019	10.14	0.19	0.14	0.33	(0.19)	—	(0.19)	10.28	3.26		25,467	0.68		0.68		1.90		23

Municipal Bond Fund

Institutional Class Shares

2024***	$9.39	$0.16	$0.03	$0.19	$(0.12)	$—	$(0.12)	$9.46	2.05%		14,569	0.86	%*	0.86	%*	3.33	%*	0%

2023	9.60	0.24	(0.20)	0.04	(0.24)	(0.01)	(0.25)	9.39	0.46		20,120	0.70		0.70		2.53		17

2022	10.24	0.23	(0.51)	(0.28)	(0.21)	(0.15)	(0.36)	9.60	(2.84)		28,357	0.64		0.64		2.35		8

2021	10.61	0.26	0.02	0.28	(0.26)	(0.39)	(0.65)	10.24	2.77	††	38,590	0.56		0.59		2.49		0

2020	10.51	0.23	0.14	0.37	(0.27)	—^^	(0.27)	10.61	3.56	††	55,286	0.46		0.56		2.19		19

2019	10.20	0.24	0.31	0.55	(0.24)	—^^	(0.24)	10.51	5.49	††	155,224	0.41		0.51		2.31		9

Investor Class Shares

2024***	$9.40	$0.14	$0.04	$0.18	$(0.11)	$—	$(0.11)	$9.47	1.90%		1,660	1.10	%*	1.10	%*	3.08	%*	0%

2023	9.60	0.22	(0.19)	0.03	(0.22)	(0.01)	(0.23)	9.40	0.31		5,108	0.96		0.96		2.29		17

2022	10.25	0.21	(0.53)	(0.32)	(0.18)	(0.15)	(0.33)	9.60	(3.18)		4,632	0.89		0.89		2.11		8

2021	10.61	0.23	0.03	0.26	(0.23)	(0.39)	(0.62)	10.25	2.61	††	4,797	0.81		0.84		2.23		0

2020	10.51	0.21	0.13	0.34	(0.24)	—^^	(0.24)	10.61	3.30	††	4,729	0.73		0.83		1.96		19

2019	10.20	0.21	0.31	0.52	(0.21)	—^^	(0.21)	10.51	5.21	††	6,292	0.66		0.76		2.07		9

*	Annualized.
**	Not annualized.
***	Six Months Ended January 31, 2024.
†	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the applicable sales charge, if applicable.
††	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.
^^	Amount is less than $0.005 per share.
(1)	Per share data calculated using average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

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1.	Organization:

The Frost Family of Funds (the “Trust”) is an open-end investment management company established under Delaware law as a Delaware statutory trust under a Declaration of Trust dated December 11, 2018. The Frost Family of Funds include the Frost Growth Equity Fund (the “Growth Equity Fund”), Frost Total Return Bond Fund (the “Total Return Bond Fund”), Frost Credit Fund (the “Credit Fund”), Frost Low Duration Bond Fund (the “Low Duration Bond Fund”), and Frost Municipal Bond Fund (the “Municipal Bond Fund”) (each a “Fund” and, collectively, the “Funds”). With the exception of the Growth Equity Fund, each fund is classified as a “diversified” investment company under the 1940 Act. Effective May 17, 2021, the Growth Equity Fund was reclassified from a “diversified” to a “non-diversified” investment company under the 1940 Act. The Growth Equity Fund seeks to achieve long- term capital appreciation. The Total Return Bond Fund and Low Duration Bond Fund seek to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal. The Credit Fund seeks to maximize total return, consisting of income and capital appreciation. The Municipal Bond Fund seeks to provide a consistent level of current income exempt from federal income tax with a secondary emphasis on maximizing total return through capital appreciation. The Funds may change their investment objective without shareholder approval. The assets of each Fund of the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Certain of the Funds currently offer Institutional Class Shares, Investor Class Shares and A Class Shares.

Each Fund is a successor to a corresponding predecessor mutual fund of the same name that was a series of The Advisors’ Inner Circle Fund II (each, a “Predecessor Fund” and, collectively, the “Predecessor Funds”). Each Predecessor Fund was managed by Frost Investment Advisors, LLC (the “Adviser” or “Frost”) using substantially the same investment objectives, strategies, policies and restrictions as those used by its corresponding Fund. Each Predecessor Fund was reorganized into its corresponding Fund on June 24, 2019, in connection with each Fund’s commencement of operations (each, a “Reorganization”). Each Predecessor Fund is treated as the survivor of the relevant Reorganization for accounting and performance reporting purposes. Accordingly, all performance and other information shown for the Funds for periods prior to June 24, 2019, is that of the Predecessor Funds.

2.	Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if such exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from the primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should

33

existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Exchange-traded registered investment companies are valued at the closing price from the primary exchange.

Open-end investment companies held in the Funds’ portfolios are valued at the published net asset value.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Adviser and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding a relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

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Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more- likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended January 31, 2024, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period ended January 31, 2024, the Funds did not incur any interest or penalties.

The Funds may also be subject to taxes imposed by governments of countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the Funds may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the Funds’ books. In many cases, however, the Funds may not receive such amounts for an extended period of time, depending on the country of investment. Upon the Fund’s receipt of reclaims, the reclaims are recorded as a reduction to foreign taxes withheld.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date, interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset- backed securities are recorded as an adjustment to interest income. Litigation income received during the year is recorded as realized gains by the Fund when such information becomes known. Gains of this type are infrequent to the Fund and are not expected to reoccur on a consistent basis.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. The Fund’s investments in futures contracts are designed to enable the Fund to more closely approximate the performance of its benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract. Risks of entering into futures contracts include the possibility that there will be an

35

imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Finally, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

There were no significant futures held by the Funds during the period ended and no futures held as of January 31, 2024.

Expenses — Expenses of the Trust that can be directly attributed to a particular fund are borne by that fund. Expenses which cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by the specific class of shares. Income, realized and unrealized gain (loss), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Growth Equity Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. The Total Return Bond Fund, Credit Fund, Low Duration Bond Fund, and Municipal Bond Fund each distribute their net investment income monthly, as available, and make distributions of their net realized capital gains, if any, at least annually.

Interfund Lending — The SEC has granted an exemption that permits the Funds to participate in an interfund lending program (the “Interfund Lending Program”) whereby the Funds may lend money to, and borrow money from, each other for temporary or emergency purposes, subject to certain terms and conditions. Participation in the Interfund Lending Program is voluntary for both borrowing and lending Funds. For the period ended January 31, 2024, the Funds did not participate in the Interfund Lending Program.

3.	Transactions with Affiliates:

Certain officers and two trustees of the Trust are also employees of the Adviser, the Administrator, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and trustees are paid no fees by the Trust for serving as officers and trustees of the Trust. A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are the employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended January 31, 2024, the Funds were charged as follows for these services: $101,897 in the Growth Equity Fund, $1,015,533 in the Total Return Bond Fund, $63,581 in the Credit Fund, $111,420 in the Low Duration Bond Fund, and $7,787 in the Municipal Bond Fund.

The Funds have adopted a Distribution Plan (the “Plan”) for the Investor Class Shares and A Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of each Fund’s average net assets attributable to the Investor Class Shares and A Class Shares as compensation for distribution services.

The Funds have adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.15% based on the average daily net assets of the Funds’ A Class Shares. The services for which financial intermediaries are compensated may include record-keeping, transaction processing

36

for shareholders’ accounts and other shareholder services. For the period ended January 31, 2024, Total Return Bond Fund paid $3,026 for shareholder services.

SS&C Global Investor & Distribution Solutions, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. These credit amounts are listed as “Fees Paid Indirectly” on the Statements of Operations.

Brown Brothers Harriman & Co. serves as Custodian for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5.	Investment Advisory Agreement:

The Adviser serves as the investment adviser to the Funds. The Adviser is a wholly owned non-banking subsidiary of Cullen/ Frost Bankers, Inc. (“Frost Bank”). For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses for certain Funds to the extent necessary to keep total annual Fund operating expenses from exceeding certain levels as set forth below until June 24, 2025 (the “Contractual Expense Limitation”) for the Growth Equity Fund, Total Return Bond Fund, Credit Fund and Low Duration Bond Fund. The Adviser is entitled to the same fee for its services to each Predecessor Fund as it is for each Predecessor Fund’s corresponding Fund. In addition, the Adviser agreed to the same Contractual Expense Limitation and Voluntary Expense Limitation, as applicable, for each Predecessor Fund as with its corresponding Fund.

The table below shows the rate of each Fund’s investment advisory fee and the Adviser’s Contractual Expense Limitation for each Fund:

Fund	Advisory Fee Before Contractual Fee Reduction	Institutional Class Shares Contractual Expense Limitation	Investor Class Shares Contractual Expense Limitation*	A Class Shares Contractual Expense Limitation**

Growth Equity Fund†	0.50%	1.25%	1.50%	N/A

Total Return Bond Fund	0.35%	0.95%	1.20%	1.35%

Credit Fund††	0.50%	1.00%	1.25%	1.40%

Low Duration Bond Fund	0.30%	0.95%	1.20%	N/A

Municipal Bond Fund†††	0.25%	N/A	N/A	N/A

†	Prior to September 1, 2017, the investment advisory fee was 0.65%.
††	Prior to September 1, 2017, the investment advisory fee was 0.60%.
†††	Prior to November 28, 2020, the investment advisory fee was 0.35%.

* The Rate includes the distribution amount of 0.25%.

** The Rate includes the distribution amount of 0.25% and the servicing amount of 0.15%.

Prior to November 28, 2020, the Adviser had contractually agreed to waive the advisory fee for the Municipal Bond Fund (which was 0.35% at the time) by 0.01% (the “contractual fee reduction”) and had voluntarily agreed to reduce the advisory fee by an additional 0.09% (the “voluntary fee reduction”).

In addition, the Adviser has voluntarily agreed to reduce its fees and/or reimburse expenses of the Frost Municipal Bond Fund to the extent necessary to keep total annual Fund operating expenses (not including excluded expenses) for Institutional Class Shares and Investor Class Shares from exceeding 1.05% (the “voluntary expense limitation”). The Adviser intends to continue this voluntary expense limitation until further notice, but may discontinue all or part of these fee reductions or expense reimbursements at any time. At January 31, 2024, there were no amounts available for recapture.

If at any point it becomes unnecessary for the Adviser to make Expense Limitation reimbursements, the Adviser may retain the difference between the “Total Annual Fund Operating Expenses” and the aforementioned Expense Limitations to recapture all or a portion of its prior Expense Limitation reimbursements made during the preceding three year period up to the expense cap in place at the time the expenses were waived. The Adviser, however, will not be permitted to recapture any amount

37

that is attributable to its Voluntary Fee Reduction. During the period ended January 31, 2024, the Adviser did not recapture previously waived/reimbursed fees for the Funds.

6.	Investment Transactions:

The cost of security purchases and the proceeds from the sales and maturities of securities, other than short-term investments, for the period ended January 31, 2024, were as follows:

	U.S. Government	Other	Total
Growth Equity Fund
Purchases	$—	$25,602,167	$25,602,167
Sales	—	156,079,075	156,079,075
Total Return Bond Fund
Purchases	597,367,633	226,238,207	823,605,840
Sales	366,029,834	380,037,229	746,067,063
Credit Fund
Purchases	—	30,802,954	30,802,954
Sales	—	16,907,464	16,907,464
Low Duration Bond Fund
Purchases	70,265,625	21,570,678	91,836,303
Sales	78,630,859	58,566,709	137,197,568
Municipal Bond Fund
Purchases	—	—	—
Sales	—	11,277,919	11,277,919

7.	Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. The permanent differences primarily consist of reclassification of long term capital gain distribution on REITs (Real Estate Investment Trust), market discount adjustment, amortization adjustment on premium bond sold, gains and losses on paydowns of mortgage and asset-backed securities for tax purposes, defaulted bond adjustment, perpetual bond adjustment, and distribution reclassification. There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings as of July 31, 2023.

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The tax character of dividends and distributions declared during the years ended July 31, 2023 and July 31, 2022, were as follows:

	Tax Exempt	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Growth Equity Fund
2023	$–	$–	$30,247,342	$–	$30,247,342
2022	–	5,186,358	47,497,070	–	52,683,428
Total Return Bond Fund
2023	–	151,097,576	–	–	151,097,576
2022	–	105,053,643	–	–	105,053,643
Credit Fund
2023	–	9,483,631	–	–	9,483,631
2022	–	7,577,237	30,015	–	7,607,252
Low Duration Bond Fund
2023	–	10,835,074	–	–	10,835,074
2022	–	5,723,402	2,920,806	–	8,644,208
Municipal Bond Fund
2023	673,991	95,158	35,387	–	804,536
2022	762,747	6,053	581,825	–	1,350,625

As of July 31, 2023, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax- Exempt Income	Undistributed Long-Term Capital Gains	Post October Losses	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	Late Year Loss Deferral	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)

Growth Equity Fund	$224,942	$–	$35,183,872	$–	$–	$186,908,777	$–	$1	$222,317,592

Total Return Bond Fund	1,480,958	–	–	–	(238,970,420)	(137,742,087)	–	16	(375,231,533)

Credit Fund	75,242	–	–	–	(5,522,628)	(12,056,768)	–	–	(17,504,154)

Low Duration Bond Fund	110,885	–	–	–	(17,434,534)	(11,023,553)	–	9	(28,347,193)

Municipal Bond Fund	–	105,448	–	–	(24,052)	(509,644)	–	(2)	(428,250)

Post-October capital losses represent capital losses realized on investment transactions from November 1, 2022, through July 31, 2023, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2023, through July 31, 2023, and specified losses realized on investment transactions from November 1, 2022, through July 31, 2023, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year. For the year ended July 31, 2023, there were no deferred Post-October capital losses or late-year losses.

The Fund have capital losses carried forward as follows:

	Short-Term Loss	Long-Term Loss	Total
Total Return Bond Fund	$58,216,735	$180,753,685	$238,970,420
Credit Fund	782,932	4,739,696	5,522,628
Low Duration Bond Fund	3,233,714	14,200,820	17,434,534
Municipal Bond Fund	–	24,052	24,052

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The aggregate cost of investments for federal income tax purposes at July 31, 2023, is different from book purposes primarily due to wash sales loss deferrals, market discount adjustment, perpetual bond adjustment and the difference due premium amortization on callable securities. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at January 31, 2024, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Growth Equity Fund	$84,768,537	$–	$127,464,978	$127,464,978
Total Return Bond Fund	2,931,347,642	97,363,434	(125,153,894)	(27,790,460)
Credit Fund	201,436,598	2,787,960	(9,170,846)	(6,382,886)
Low Duration Bond Fund	288,331,403	210,815	(2,675,820)	(2,465,005)
Municipal Bond Fund	16,369,763	204,777	(543,889)	(339,112)

8.	Risks:

As with all mutual funds, there is no guarantee that the Funds will achieve its investment objective. You could lose money by investing in the Funds. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation, or any government agency. The principal risks affecting shareholders’ investments in the Funds are set forth below.

Asset-Backed and Mortgage-Backed Securities Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund): Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. Asset-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion (“liquidity protection”). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool (“credit support”). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

In addition, certain asset-backed securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. In addition, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

Collateralized Loan Obligations Risk (Credit Fund, Low Duration Bond Fund, Total Return Bond Fund): Collateralized loan obligations are investment vehicles typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Collateralized loan obligations are subject to the risks of substantial losses due to actual defaults by borrowers of the loans underlying the collateralized loan obligations, which will be greater during periods of economic or financial stress. Collateralized loan obligations may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to collateralized loan obligation securities as

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a class. The Fund may invest in collateralized loan obligations that hold loans of uncreditworthy borrowers or in subordinate tranches of a collateralized loan obligation, which may absorb losses from underlying borrower defaults before senior tranches. Investments in such collateralized loan obligations present a greater risk of loss. In addition, collateralized loan obligations are subject to interest rate risk and credit risk.

Credit Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund, Municipal Bond Fund): The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency’s own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Equity Risk (Growth Equity Fund): Since they purchase equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of each Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in each Fund.

Foreign Company Risk (Growth Equity Fund, Credit Fund): Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (“SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by a Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Growth Style Risk (Growth Equity Fund): The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. The Fund may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent

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upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

High Yield Bond Risk (Municipal Bond Fund, Credit Fund, Low Duration Bond Fund, Total Return Bond Fund): High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Interest Rate Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund, Municipal Bond Fund): As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund’s share price to fall. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

Issuer Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund): The risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

LIBOR Replacement Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund, Municipal Bond Fund): The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, has ceased publishing all LIBOR settings on a representative basis. In April 2023, however, the FCA announced that some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”), which is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement market, has been used increasingly on a voluntary basis in new instruments and transactions. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, including any negative effects on the Fund’s liquidity and valuation of the Fund’s investments, issuers of instruments in which the Fund invests and financial markets generally.

Liquidity Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund): The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Management Risk (Each Fund): The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio manager in connection with managing each Fund. There is no guarantee that the investment objective of a Fund will be achieved.

Market Risk (Each Fund): The risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the

42

Fund’s performance and cause losses on your investment in the Fund. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Global health events and pandemics, such as COVID-19, have the ability to affect –quickly, drastically and substantially the economies of many nations, states, individual companies and the markets in general and can cause disruptions that cannot necessarily be foreseen. The spread of COVID-19 around the world in 2020 resulted in a substantial number of nations implementing social distancing measures, quarantines, and the shutdown of non-essential businesses and governmental services. Further, it has caused significant volatility in U.S. and international markets. The impact of the outbreak may be short term or may last for an extended period of time.

Municipal Issuers Risk (Low Duration Bond Fund, Municipal Bond Fund, Total Return Bond Fund): There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of each Fund’s municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer’s ability to levy and collect taxes.

Non-Diversified Risk (Growth Equity Fund) – The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

Prepayment and Extension Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund, Municipal Bond Fund): Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with corporate-backed, mortgage-backed and asset-backed securities. If a security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the Fund may not be able to invest the proceeds in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The Fund may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Repurchase Agreement Risk (Credit Fund, Low Duration Bond Fund, Total Return Bond Fund): Under a repurchase agreement, the seller of a security to the Fund agrees to repurchase the security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Sector Focus Risk (Growth Equity Fund, Credit Fund, Low Duration Bond Fund, Total Return Bond Fund): Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Small- and Mid-Capitalization Company Risk (Growth Equity Fund): The small-and mid-capitalization companies in which these Funds may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small-and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a

43

relatively small management group. Therefore, small-and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

State-Specific Risk (Municipal Bond Fund): The Fund is subject to the risk that the economy of the states in which it invests, and the revenues underlying state municipal bonds, may decline. Investing primarily in a single state means that the Fund is more exposed to negative political or economic factors in that state than a fund that invests more widely.

Structured Note Risk (Credit Fund): The Fund may invest in fixed income linked structured notes. Structured notes are typically privately negotiated transactions between two or more parties. The fees associated with a structured note may lead to increased tracking error. The Fund also bears the risk that the issuer of the structured note will default. The Fund bears the risk of loss of its principal investment and periodic payments expected to be received for the duration of its investment. In addition, a liquid market may not exist for the structured notes. The lack of a liquid market may make it difficult to sell the structured notes at an acceptable price or to accurately value them.

Tax and Federal AMT Risk (Municipal Bond Fund) – The Fund will rely on the opinion of issuers’ bond counsel on the tax-exempt status of interest on municipal bond obligations. Neither the Fund nor the Adviser will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities. The Fund may invest in bonds subject to the federal AMT applicable to non-corporate shareholders. Shareholders subject to the federal AMT will be required to report the portion of the Fund’s distributions attributable to income from the bonds as a tax preference item in determining their amounts due under the federal AMT. The Fund may not be a suitable investment for individual retirement accounts (“IRAs”) and other tax-deferred arrangements.

Texas Municipal Securities Risk (Municipal Bond Fund) – The Fund may invest more than 25% of its total assets in securities issued by Texas and its municipalities, and as a result is more vulnerable to unfavorable developments in Texas than funds that invest a lesser percentage of their assets in such securities. For example, important sectors of the State’s economy include the oil and gas industry (including drilling, production, refining, chemicals and energy-related manufacturing) and high technology manufacturing (including computers, electronics and telecommunications equipment), along with an increasing emphasis on international trade. Each of these sectors has from time to time suffered from economic downturns. Adverse conditions in one or more of these sectors could have an adverse impact on Texas municipal securities.

Zero Coupon, Deferred Interest and Pay-In-Kind Bond Risk (Credit Fund): These bonds are issued at a discount from their face value because interest payments are typically postponed until maturity. Pay-in-kind securities are securities that have interest payable by the delivery of additional securities. The market prices of these securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest- bearing securities having similar maturities and credit quality.

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9.	Other:

On January 31, 2024, the number of shareholders below held the following percentage of the outstanding shares of the

Funds:

	# of Shareholders	% of Outstanding Shares

Growth Equity Fund

Institutional Class Shares	4	90%

Investor Class Shares	3	69%

Total Return Bond Fund

Institutional Class Shares	3	52%

Investor Class Shares	N/A	N/A

A Class Shares	2	36%

Credit Fund

Institutional Class Shares	2	60%

Investor Class Shares	1	69%

A Class Shares	1	17%

Low Duration Bond Fund

Institutional Class Shares	2	45%

Investor Class Shares	2	34%

Municipal Bond Fund

Institutional Class Shares	3	57%

Investor Class Shares	3	77%

These shareholders are comprised of omnibus accounts, which are held on behalf of various individual shareholders.

10.	Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11.	Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of January 31, 2024.

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All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a fund’s average net assets; this percentage is known as a fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The expenses shown in the table below do not include any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if applicable. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (August 1, 2023, to January 31, 2024).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

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	Beginning Account Value 8/1/2023	Ending Account Value 1/31/2024	Annualized Expense Ratios	Expenses Paid During Period*
Growth Equity Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,125.20	0.64%	$3.42
Investor Class	$1,000.00	$1,123.60	0.89%	$4.75
Hypothetical 5% Return
Institutional Class	$1,000.00	$1,021.92	0.64%	$3.25
Investor Class	$1,000.00	$1,020.66	0.89%	$4.52
Total Return Bond Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,065.50	0.47%	$2.44
Investor Class	$1,000.00	$1,064.20	0.72%	$3.74
A Class	$1,000.00	$1,063.70	0.82%	$4.25
Hypothetical 5% Return
Institutional Class	$1,000.00	$1,022.77	0.47%	$2.39
Investor Class	$1,000.00	$1,021.52	0.72%	$3.66
A Class	$1,000.00	$1,021.01	0.82%	$4.17
Credit Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,063.60	0.72%	$3.73
Investor Class	$1,000.00	$1,062.40	0.97%	$5.03
A Class	$1,000.00	$1,061.30	0.97%	$5.03
Hypothetical 5% Return
Institutional Class	$1,000.00	$1,021.52	0.72%	$3.66
Investor Class	$1,000.00	$1,020.26	0.97%	$4.93
A Class	$1,000.00	$1,020.26	0.97%	$4.93

	Beginning Account Value 8/1/2023	Ending Account Value 1/31/2024	Annualized Expense Ratios	Expenses Paid During Period*
Low Duration Bond Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,038.90	0.44%	$2.26
Investor Class	$1,000.00	$1,037.30	0.69%	$3.53
Hypothetical 5% Return
Institutional Class	$1,000.00	$1,022.93	0.44%	$2.24
Investor Class	$1,000.00	$1,021.67	0.69%	$3.51
Municipal Bond Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,020.50	0.86%	$4.37
Investor Class	$1,000.00	$1,019.00	1.10%	$5.58
Hypothetical 5% Return
Institutional Class	$1,000.00	$1,020.81	0.86%	$4.37
Investor Class	$1,000.00	$1,019.61	1.10%	$5.58

*

Unless otherwise indicated, expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the account period, multiplied by 184/366 (to reflect the one-half year period).

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Frost Growth Equity Fund

Frost Total Return Bond Fund

Frost Credit Fund

Frost Low Duration Bond Fund

Frost Municipal Bond Fund

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of Frost Family of Funds (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on November 15, 2023 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available

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to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Funds and the Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by peer groups of mutual funds as classified by Lipper. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of

52

its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

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FROST FAMILY OF FUNDS

Investment Adviser

Frost Investment Advisors, LLC

111 West Houston Street

P.O. Box 2509

San Antonio, Texas 78299-2509

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Administrator

SEI Investments Global Fund Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Independent Registered Public Accounting Firm

Ernst & Young LLP

111 West Houston St., Suite 1901

San Antonio, Texas 78205

Legal Counsel

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus for the Funds.

FIA-SA-001-1600

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.  Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b)

or Rule15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Frost Family of Funds

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: April 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: April 8, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: April 8, 2024